UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products:

High Income Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
Tenet Healthcare Corp.	3.0
CCO Holdings LLC/CCO Holdings Capital Corp.	2.6
TransDigm, Inc.	2.5
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.	2.1
C&W Senior Financing Designated Activity Co.	2.0
12.2

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Telecommunications	14.5
Energy	12.6
Healthcare	8.7
Technology	7.3
Cable/Satellite TV	6.3

Quality Diversification (% of fund's net assets)

As of June 30, 2020
BBB	1.4%
BB	39.6%
B	38.5%
CCC,CC,C	15.1%
Not Rated	3.0%
Short-Term Investments and Net Other Assets	2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
Nonconvertible Bonds	94.4%
Convertible Bonds, Preferred Stocks	0.9%
Bank Loan Obligations	1.7%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Foreign investments - 22.4%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 95.3%
	Principal Amount	Value
Convertible Bonds - 0.9%
Broadcasting - 0.9%
DISH Network Corp.:
2.375% 3/15/24	$7,126,000	$6,376,676
3.375% 8/15/26	1,580,000	1,451,411
		7,828,087
Nonconvertible Bonds - 94.4%
Aerospace - 4.4%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	5,085,000	5,088,560
Bombardier, Inc.:
6.125% 1/15/23 (a)	5,425,000	3,731,315
7.875% 4/15/27 (a)	1,220,000	799,100
BWX Technologies, Inc.:
4.125% 6/30/28 (a)	1,785,000	1,780,538
5.375% 7/15/26 (a)	2,935,000	3,024,165
Moog, Inc. 4.25% 12/15/27 (a)	2,140,000	2,085,858
TransDigm UK Holdings PLC 6.875% 5/15/26	975,000	906,750
TransDigm, Inc.:
5.5% 11/15/27	9,785,000	8,541,718
6.25% 3/15/26 (a)	7,860,000	7,855,088
6.5% 5/15/25	425,000	397,413
7.5% 3/15/27	850,000	816,918
8% 12/15/25 (a)	4,020,000	4,224,980
		39,252,403
Air Transportation - 0.7%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	3,755,000	2,816,250
XPO Logistics, Inc. 6.25% 5/1/25 (a)	3,000,000	3,142,500
		5,958,750
Automotive & Auto Parts - 0.7%
Ford Motor Credit Co. LLC:
3.219% 1/9/22	1,070,000	1,040,800
3.339% 3/28/22	815,000	788,268
4.687% 6/9/25	1,600,000	1,562,480
5.113% 5/3/29	1,905,000	1,858,099
5.125% 6/16/25	1,185,000	1,187,702
		6,437,349
Banks & Thrifts - 1.3%
Ally Financial, Inc.:
5.75% 11/20/25	8,640,000	9,230,249
8% 11/1/31	1,415,000	1,825,393
		11,055,642
Broadcasting - 1.2%
Netflix, Inc.:
4.875% 4/15/28	1,385,000	1,480,939
5.375% 11/15/29 (a)	525,000	576,629
5.875% 11/15/28	1,785,000	2,032,669
6.375% 5/15/29	560,000	649,600
Sirius XM Radio, Inc.:
4.125% 7/1/30 (a)	575,000	567,215
5% 8/1/27 (a)	3,455,000	3,544,208
5.375% 4/15/25 (a)	1,495,000	1,535,365
		10,386,625
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	3,680,000	3,707,600
Cable/Satellite TV - 6.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	2,975,000	2,982,438
4.5% 8/15/30 (a)	1,750,000	1,785,875
5% 2/1/28 (a)	8,430,000	8,703,975
5.125% 5/1/27 (a)	5,530,000	5,721,338
5.5% 5/1/26 (a)	4,285,000	4,440,331
CSC Holdings LLC:
4.125% 12/1/30 (a)	1,895,000	1,878,532
5.5% 5/15/26 (a)	7,580,000	7,779,885
7.75% 7/15/25 (a)	2,825,000	2,938,283
DISH DBS Corp.:
5.875% 11/15/24	3,685,000	3,666,575
7.75% 7/1/26	2,070,000	2,194,428
Dolya Holdco 18 DAC 5% 7/15/28 (a)	2,285,000	2,255,752
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	3,170,000	3,242,720
Ziggo Bond Co. BV:
5.125% 2/28/30 (a)	185,000	183,557
6% 1/15/27 (a)	3,095,000	3,141,425
Ziggo BV 5.5% 1/15/27 (a)	2,607,000	2,639,744
		53,554,858
Capital Goods - 1.0%
AECOM:
5.125% 3/15/27	4,750,000	5,106,250
5.875% 10/15/24	3,735,000	4,033,800
		9,140,050
Chemicals - 2.0%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (a)	2,155,000	2,166,206
CF Industries Holdings, Inc. 5.15% 3/15/34	170,000	181,783
Element Solutions, Inc. 5.875% 12/1/25 (a)	6,140,000	6,199,481
Olin Corp. 5.125% 9/15/27	2,270,000	2,122,450
The Chemours Co. LLC 5.375% 5/15/27	3,185,000	2,878,253
Valvoline, Inc.:
4.25% 2/15/30 (a)	660,000	650,100
4.375% 8/15/25	2,355,000	2,366,775
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (a)	1,140,000	1,154,854
		17,719,902
Consumer Products - 0.4%
Prestige Brands, Inc. 6.375% 3/1/24 (a)	945,000	973,350
Wolverine World Wide, Inc. 6.375% 5/15/25 (a)	2,335,000	2,445,913
		3,419,263
Containers - 1.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (a)	1,213,000	1,243,834
Berry Global, Inc. 4.875% 7/15/26 (a)	2,055,000	2,085,825
OI European Group BV 4% 3/15/23 (a)	850,000	837,191
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	2,115,000	2,136,150
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	1,790,000	1,811,068
Silgan Holdings, Inc. 4.75% 3/15/25	2,680,000	2,714,063
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	3,555,000	3,586,106
8.5% 8/15/27 (a)	600,000	641,250
		15,055,487
Diversified Financial Services - 2.8%
FLY Leasing Ltd.:
5.25% 10/15/24	1,837,000	1,487,970
6.375% 10/15/21	1,290,000	1,173,900
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	3,085,000	2,915,325
5.25% 5/15/27	130,000	125,450
6.25% 5/15/26	4,405,000	4,411,079
Navient Corp. 7.25% 1/25/22	1,925,000	1,929,813
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	4,115,000	4,095,289
6.875% 2/15/23 (a)	1,050,000	1,063,125
Springleaf Finance Corp.:
6.875% 3/15/25	2,180,000	2,236,544
7.125% 3/15/26	1,300,000	1,345,487
Ypso Finance BIS SA 6% 2/15/28 (a)	4,250,000	4,013,615
		24,797,597
Diversified Media - 0.9%
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	5,420,000	5,325,150
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,250,000	2,243,700
		7,568,850
Energy - 12.2%
Cheniere Energy Partners LP:
5.25% 10/1/25	6,250,000	6,229,375
5.625% 10/1/26	3,190,000	3,158,706
Chesapeake Energy Corp.:
7% 10/1/24	875,000	21,875
8% 1/15/25	4,350,000	97,875
8% 6/15/27	4,176,000	93,960
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	3,500,000	3,478,195
Comstock Resources, Inc.:
9.75% 8/15/26	1,140,000	1,066,333
9.75% 8/15/26	615,000	574,256
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (a)(b)(c)	4,035,000	3,591,741
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	4,545,000	3,925,835
6.25% 4/1/23	2,710,000	2,411,900
CVR Energy, Inc.:
5.25% 2/15/25 (a)	3,265,000	3,003,800
5.75% 2/15/28 (a)	390,000	341,250
DCP Midstream Operating LP 5.375% 7/15/25	3,420,000	3,394,350
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	3,170,000	1,204,600
9% 5/15/21 (a)	3,350,000	1,298,125
9.25% 3/31/22 (a)	4,400,000	1,760,000
EG Global Finance PLC:
6.75% 2/7/25 (a)	2,170,000	2,118,463
8.5% 10/30/25 (a)	3,690,000	3,782,250
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	165,000	157,988
5.75% 1/30/28 (a)	1,635,000	1,569,600
6.625% 7/15/25 (a)	395,000	398,089
EQM Midstream Partners LP 6.5% 7/1/27 (a)	1,135,000	1,162,615
Hess Midstream Partners LP:
5.125% 6/15/28 (a)	2,465,000	2,372,365
5.625% 2/15/26 (a)	5,785,000	5,724,200
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	2,250,000	1,935,000
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (a)	2,885,000	2,747,963
Jonah Energy LLC 7.25% 10/15/25 (a)	3,695,000	452,638
MEG Energy Corp. 7.125% 2/1/27 (a)	1,090,000	906,063
Occidental Petroleum Corp.:
2.9% 8/15/24	835,000	713,925
3.4% 4/15/26	1,140,000	931,950
3.5% 8/15/29	1,070,000	785,701
4.2% 3/15/48	865,000	585,778
4.3% 8/15/39	590,000	406,929
4.4% 4/15/46	850,000	592,620
4.4% 8/15/49	455,000	316,321
5.55% 3/15/26	2,880,000	2,628,605
6.2% 3/15/40	575,000	481,563
6.45% 9/15/36	3,050,000	2,610,526
7.5% 5/1/31	3,730,000	3,467,818
7.875% 9/15/31	375,000	355,080
8.875% 7/15/30 (d)	1,270,000	1,268,413
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (a)	2,405,000	2,567,338
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	4,315,000	4,155,690
Sanchez Energy Corp. 7.25% 2/15/23 (a)(e)	5,722,000	57,220
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	1,595,000	1,571,075
5.5% 2/15/26	1,580,000	1,532,600
5.875% 3/15/28	500,000	496,330
6% 4/15/27	65,000	64,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25	5,120,000	4,928,000
5.375% 2/1/27	665,000	641,725
6.75% 3/15/24	3,035,000	3,027,413
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	935,000	939,675
5% 1/31/28 (a)	1,030,000	1,076,350
U.S.A. Compression Partners LP:
6.875% 4/1/26	8,000	7,730
6.875% 9/1/27	775,000	736,095
Viper Energy Partners LP 5.375% 11/1/27 (a)	3,965,000	3,889,348
Weatherford International Ltd. 11% 12/1/24 (a)	1,753,000	1,222,718
Western Gas Partners LP:
3.1% 2/1/25	1,750,000	1,655,885
3.95% 6/1/25	430,000	402,790
4% 7/1/22	450,000	448,560
4.05% 2/1/30	2,965,000	2,853,635
4.65% 7/1/26	660,000	632,148
5.25% 2/1/50	310,000	268,618
5.3% 3/1/48	880,000	713,900
		108,013,832
Entertainment/Film - 0.5%
Altice Finco SA 7.625% 2/15/25 (a)	4,190,000	4,357,642
Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	3,630,000	3,663,650
Food & Drug Retail - 0.3%
Performance Food Group, Inc. 6.875% 5/1/25 (a)	2,480,000	2,560,600
Food/Beverage/Tobacco - 4.0%
ESAL GmbH 6.25% 2/5/23 (a)	1,060,000	1,052,050
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	7,925,000	8,024,063
5.875% 7/15/24 (a)	9,570,000	9,701,588
6.75% 2/15/28 (a)	940,000	992,884
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	2,735,000	2,803,375
6.5% 4/15/29 (a)	5,495,000	5,831,569
Post Holdings, Inc.:
4.625% 4/15/30 (a)	360,000	353,268
5% 8/15/26 (a)	2,300,000	2,308,625
5.625% 1/15/28 (a)	1,050,000	1,086,750
5.75% 3/1/27 (a)	1,635,000	1,692,225
U.S. Foods, Inc. 6.25% 4/15/25 (a)	1,645,000	1,673,788
		35,520,185
Gaming - 5.7%
Boyd Gaming Corp.:
4.75% 12/1/27 (a)	1,090,000	935,416
6% 8/15/26	930,000	864,900
6.375% 4/1/26	2,460,000	2,337,000
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	6,330,000	5,507,100
Eldorado Resorts, Inc.:
6% 4/1/25	1,395,000	1,452,251
6% 9/15/26	485,000	523,955
6.25% 7/1/25 (a)(d)	3,365,000	3,338,753
8.125% 7/1/27 (a)(d)	1,645,000	1,599,763
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,645,000	2,876,199
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	2,935,000	2,700,200
MCE Finance Ltd. 4.875% 6/6/25 (a)	2,075,000	2,085,464
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	5,695,000	5,655,648
4.5% 1/15/28	2,895,000	2,819,093
4.625% 6/15/25 (a)	560,000	548,845
5.75% 2/1/27	870,000	891,750
Scientific Games Corp. 5% 10/15/25 (a)	1,800,000	1,661,868
Stars Group Holdings BV 7% 7/15/26 (a)	2,315,000	2,440,288
Station Casinos LLC 5% 10/1/25 (a)	2,975,000	2,618,000
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	1,645,000	1,562,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	2,495,000	2,156,928
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	2,560,000	2,508,800
5.5% 10/1/27 (a)	2,950,000	2,903,906
		49,988,877
Healthcare - 8.7%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (a)	580,000	597,400
Catalent Pharma Solutions 4.875% 1/15/26 (a)	400,000	406,080
Centene Corp.:
4.25% 12/15/27	980,000	1,011,272
4.625% 12/15/29	5,100,000	5,399,727
5.375% 8/15/26 (a)	3,945,000	4,103,628
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	290,000	289,852
5.5% 4/1/26 (a)	1,325,000	1,378,000
Community Health Systems, Inc.:
6.25% 3/31/23	3,570,000	3,362,797
8% 3/15/26 (a)	2,480,000	2,344,096
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	3,145,000	3,176,450
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (a)	3,060,000	3,043,170
HCA Holdings, Inc. 5.875% 2/15/26	170,000	186,575
Hologic, Inc.:
4.375% 10/15/25 (a)	2,070,000	2,090,265
4.625% 2/1/28 (a)	395,000	409,813
IMS Health, Inc. 5% 5/15/27 (a)	2,745,000	2,807,970
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	1,845,000	1,715,850
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	1,515,000	1,571,813
5.5% 5/1/24	2,870,000	2,913,050
6.375% 3/1/24	1,275,000	1,313,250
Service Corp. International 5.125% 6/1/29	1,420,000	1,527,920
Teleflex, Inc.:
4.25% 6/1/28 (a)	535,000	548,375
4.875% 6/1/26	2,115,000	2,182,469
Tenet Healthcare Corp.:
4.625% 6/15/28 (a)	680,000	666,182
4.875% 1/1/26 (a)	1,550,000	1,518,163
5.125% 5/1/25	1,030,000	994,166
6.25% 2/1/27 (a)	2,720,000	2,699,600
6.75% 6/15/23	4,805,000	4,768,963
7% 8/1/25	7,260,000	7,115,453
7.5% 4/1/25 (a)	2,335,000	2,480,938
8.125% 4/1/22	6,055,000	6,357,750
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (a)	39,000	38,903
7% 3/15/24 (a)	4,500,000	4,668,750
9.25% 4/1/26 (a)	2,500,000	2,712,250
Vizient, Inc. 6.25% 5/15/27 (a)	240,000	251,400
		76,652,340
Homebuilders/Real Estate - 1.7%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (a)	7,272,000	7,247,421
Howard Hughes Corp. 5.375% 3/15/25 (a)	3,200,000	2,977,920
Starwood Property Trust, Inc. 4.75% 3/15/25	1,015,000	923,650
VICI Properties, Inc.:
3.5% 2/15/25 (a)	1,265,000	1,189,100
4.625% 12/1/29 (a)	2,410,000	2,349,750
		14,687,841
Hotels - 0.3%
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	2,525,000	2,430,313
Insurance - 1.5%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	5,465,000	5,738,250
HUB International Ltd. 7% 5/1/26 (a)	2,155,000	2,155,000
USI, Inc. 6.875% 5/1/25 (a)	5,270,000	5,316,113
		13,209,363
Leisure - 0.3%
Mattel, Inc.:
5.875% 12/15/27 (a)	85,000	88,188
6.75% 12/31/25 (a)	2,610,000	2,707,875
		2,796,063
Metals/Mining - 1.7%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (a)	1,775,000	1,704,444
7.25% 4/1/23 (a)	4,195,000	4,006,225
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	40,000	40,015
Freeport-McMoRan, Inc. 3.875% 3/15/23	2,770,000	2,773,601
Kaiser Aluminum Corp.:
4.625% 3/1/28 (a)	2,500,000	2,390,800
6.5% 5/1/25 (a)	970,000	1,006,375
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	3,603,000	3,476,895
		15,398,355
Paper - 0.4%
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	1,600,000	1,544,000
7.875% 7/15/26 (a)	1,720,000	1,668,400
		3,212,400
Restaurants - 1.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
5% 10/15/25 (a)	2,190,000	2,179,050
5.75% 4/15/25 (a)	755,000	792,750
Golden Nugget, Inc. 6.75% 10/15/24 (a)	4,845,000	3,482,344
Yum! Brands, Inc. 7.75% 4/1/25 (a)	2,250,000	2,427,188
		8,881,332
Services - 4.7%
Aramark Services, Inc.:
4.75% 6/1/26	1,955,000	1,881,688
5% 2/1/28 (a)	4,330,000	4,113,500
6.375% 5/1/25 (a)	4,365,000	4,507,430
ASGN, Inc. 4.625% 5/15/28 (a)	1,020,000	996,152
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	3,910,000	3,519,000
CDK Global, Inc.:
4.875% 6/1/27	1,105,000	1,134,271
5.25% 5/15/29 (a)	465,000	482,865
5.875% 6/15/26	1,940,000	2,014,923
CoreCivic, Inc.:
4.625% 5/1/23	495,000	475,200
5% 10/15/22	1,430,000	1,401,400
Frontdoor, Inc. 6.75% 8/15/26 (a)	1,570,000	1,668,125
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	5,245,000	4,977,833
Laureate Education, Inc. 8.25% 5/1/25 (a)	3,875,000	4,020,313
Sotheby's 7.375% 10/15/27 (a)	2,930,000	2,768,850
Tempo Acquisition LLC:
5.75% 6/1/25 (a)	1,345,000	1,378,625
6.75% 6/1/25 (a)	3,210,000	3,250,125
The GEO Group, Inc.:
5.875% 10/15/24	710,000	557,847
6% 4/15/26	2,600,000	1,995,500
		41,143,647
Steel - 0.4%
Allegheny Technologies, Inc. 5.875% 12/1/27	3,820,000	3,533,500
Super Retail - 0.2%
The William Carter Co. 5.625% 3/15/27 (a)	1,575,000	1,622,250
Technology - 7.2%
Ascend Learning LLC:
6.875% 8/1/25 (a)	335,000	337,471
6.875% 8/1/25 (a)	2,470,000	2,482,350
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	6,615,000	6,656,344
Boxer Parent Co., Inc. 7.125% 10/2/25 (a)	800,000	840,240
Camelot Finance SA 4.5% 11/1/26 (a)	2,410,000	2,410,000
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	4,000,000	4,040,000
Entegris, Inc. 4.375% 4/15/28 (a)	1,820,000	1,851,850
Fair Isaac Corp. 5.25% 5/15/26 (a)	4,065,000	4,430,850
Financial & Risk U.S. Holdings, Inc. 8.25% 11/15/26 (a)	1,160,000	1,256,245
Gartner, Inc.:
4.5% 7/1/28 (a)	1,470,000	1,487,199
5.125% 4/1/25 (a)	795,000	814,120
Match Group, Inc. 4.125% 8/1/30 (a)	685,000	670,656
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (a)	2,025,000	2,106,000
Nortonlifelock, Inc. 5% 4/15/25 (a)	4,765,000	4,836,475
Nuance Communications, Inc. 5.625% 12/15/26	3,135,000	3,260,400
Qorvo, Inc.:
4.375% 10/15/29 (a)	1,500,000	1,536,120
5.5% 7/15/26	3,385,000	3,520,400
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	8,790,000	8,948,220
Sensata Technologies BV 5% 10/1/25 (a)	1,960,000	2,086,812
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	2,415,000	2,459,412
TTM Technologies, Inc. 5.625% 10/1/25 (a)	7,895,000	7,830,893
		63,862,057
Telecommunications - 13.9%
Altice Financing SA:
5% 1/15/28 (a)	940,000	933,758
7.5% 5/15/26 (a)	8,260,000	8,652,350
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	11,260,000	11,175,528
7.5% 10/15/26 (a)	5,750,000	5,879,375
Century Telephone Enterprises, Inc. 6.875% 1/15/28	162,000	172,319
CenturyLink, Inc.:
5.125% 12/15/26 (a)	4,810,000	4,797,975
5.625% 4/1/25	1,725,000	1,783,650
Front Range BidCo, Inc.:
4% 3/1/27 (a)	1,600,000	1,518,496
6.125% 3/1/28 (a)	1,810,000	1,760,225
Frontier Communications Corp. 8% 4/1/27 (a)	10,120,000	10,271,800
Intelsat Jackson Holdings SA:
8% 2/15/24 (a)	5,305,000	5,380,225
8.5% 10/15/24 (a)(e)	3,560,000	2,140,450
Level 3 Financing, Inc.:
4.25% 7/1/28 (a)	2,320,000	2,316,938
5.25% 3/15/26	2,620,000	2,699,517
Millicom International Cellular SA:
6% 3/15/25 (a)	1,345,000	1,385,350
6.625% 10/15/26 (a)	6,780,000	7,198,538
Neptune Finco Corp.:
6.625% 10/15/25 (a)	6,315,000	6,559,706
10.875% 10/15/25 (a)	205,000	220,375
Sable International Finance Ltd. 5.75% 9/7/27 (a)	515,000	525,300
SFR Group SA:
7.375% 5/1/26 (a)	5,850,000	6,100,380
8.125% 2/1/27 (a)	6,580,000	7,196,875
Sprint Capital Corp. 6.875% 11/15/28	3,165,000	3,857,186
Sprint Communications, Inc. 6% 11/15/22	2,145,000	2,262,396
Sprint Corp.:
7.125% 6/15/24	2,450,000	2,766,393
7.875% 9/15/23	9,660,000	10,879,575
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	2,340,000	2,596,230
3.875% 4/15/30 (a)	2,340,000	2,608,094
4.5% 2/1/26	1,245,000	1,259,890
6.375% 3/1/25	25,000	25,688
Telecom Italia Capital SA:
6% 9/30/34	1,005,000	1,092,435
6.375% 11/15/33	565,000	637,038
Telecom Italia SpA 5.303% 5/30/24 (a)	2,950,000	3,071,747
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	3,000,000	3,127,500
		122,853,302
Utilities - 5.7%
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	585,000	596,665
5.75% 10/15/25	1,720,000	1,786,048
DCP Midstream Operating LP:
5.125% 5/15/29	3,300,000	3,151,500
5.625% 7/15/27	2,305,000	2,322,288
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	2,750,000	2,643,438
7% 8/1/27	2,200,000	2,035,000
InterGen NV 7% 6/30/23 (a)	6,695,000	6,427,200
NextEra Energy Partners LP 4.5% 9/15/27 (a)	565,000	590,611
NRG Energy, Inc.:
5.25% 6/15/29 (a)	2,105,000	2,215,070
5.75% 1/15/28	1,190,000	1,255,450
6.625% 1/15/27	900,000	940,500
NRG Yield Operating LLC 5% 9/15/26	2,150,000	2,176,875
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	8,480,837	8,565,646
PG&E Corp. 5.25% 7/1/30	1,845,000	1,854,225
Talen Energy Supply LLC 10.5% 1/15/26 (a)	1,110,000	876,900
Vistra Operations Co. LLC:
5% 7/31/27 (a)	3,790,000	3,853,483
5.5% 9/1/26 (a)	7,084,000	7,247,924
5.625% 2/15/27 (a)	2,175,000	2,233,682
		50,772,505

TOTAL NONCONVERTIBLE BONDS		833,214,430

TOTAL CORPORATE BONDS
(Cost $868,532,284)		841,042,517
	Shares	Value

Common Stocks - 0.0%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (f)	3	5
Energy - 0.0%
Weatherford International PLC (f)	12,948	25,508
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (f)(g)	1	35,011
TOTAL COMMON STOCKS
(Cost $1,473,972)		60,524
	Principal Amount	Value

Bank Loan Obligations - 1.7%
Cable/Satellite TV - 0.2%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (b)(c)(h)	1,302,842	1,238,247
Energy - 0.1%
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (b)(c)(h)	3,060,000	137,700
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (c)(e)(h)	4,810,000	12,025
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (c)(e)(g)(h)	1,525,908	534,068
term loan 0% 12/31/49 (e)(g)(h)	658,000	230,300

TOTAL ENERGY		914,093

Gaming - 0.3%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (b)(c)(h)	2,977,025	2,681,793
Services - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (b)(c)(h)	130,000	111,944
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (b)(c)(h)	549,510	479,074
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4519% 6/21/24 (b)(c)(h)	3,264,050	2,978,446

TOTAL SERVICES		3,569,464

Technology - 0.1%
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5/3/26 (c)(h)(i)	1,245,000	1,228,080
Telecommunications - 0.6%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (b)(c)(h)	3,125,000	3,103,531
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 8.75% 1/2/24 (b)(c)(h)	280,000	279,300
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (b)(c)(h)(j)	2,116,460	2,144,249

TOTAL TELECOMMUNICATIONS		5,527,080

TOTAL BANK LOAN OBLIGATIONS
(Cost $21,273,137)		15,158,757

Preferred Securities - 0.6%
Banks & Thrifts - 0.3%
Bank of America Corp. 5.2% (b)(k)	1,400,000	1,355,668
Wells Fargo & Co. 5.9% (b)(k)	1,820,000	1,806,300

TOTAL BANKS & THRIFTS		3,161,968

Energy - 0.3%
MPLX LP 6.875% (b)(k)	2,630,000	2,408,761
TOTAL PREFERRED SECURITIES
(Cost $5,908,421)		5,570,729
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund 0.12% (l)
(Cost $35,259,731)	35,253,007	35,260,057
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $932,447,545)		897,092,584
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(14,485,453)
NET ASSETS - 100%		$882,607,131

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $571,373,007 or 64.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Non-income producing

 (g) Level 3 security

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,036,612 and $1,050,222, respectively.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$185,421
Total	$185,421

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$35,011	$--	$--	$35,011
Energy	25,508	25,508	--	--
Financials	5	5	--	--
Corporate Bonds	841,042,517	--	841,042,517	--
Bank Loan Obligations	15,158,757	--	14,394,389	764,368
Preferred Securities	5,570,729	--	5,570,729	--
Money Market Funds	35,260,057	35,260,057	--	--
Total Investments in Securities:	$897,092,584	$35,285,570	$861,007,635	$799,379

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.6%
Luxembourg	6.4%
Multi-National	3.5%
Netherlands	2.9%
Ireland	2.3%
Canada	2.0%
France	1.5%
Cayman Islands	1.5%
United Kingdom	1.1%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $897,187,814)	$861,832,527
Fidelity Central Funds (cost $35,259,731)	35,260,057
Total Investment in Securities (cost $932,447,545)		$897,092,584
Receivable for investments sold		2,831,806
Receivable for fund shares sold		1,086,841
Interest receivable		13,834,429
Distributions receivable from Fidelity Central Funds		3,841
Other receivables		494
Total assets		914,849,995
Liabilities
Payable to custodian bank	$156,891
Payable for investments purchased
Regular delivery	10,815,391
Delayed delivery	6,280,000
Payable for fund shares redeemed	14,375,627
Accrued management fee	420,321
Distribution and service plan fees payable	36,623
Other affiliated payables	91,203
Other payables and accrued expenses	66,808
Total liabilities		32,242,864
Net Assets		$882,607,131
Net Assets consist of:
Paid in capital		$989,494,012
Total accumulated earnings (loss)		(106,886,881)
Net Assets		$882,607,131
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($292,762,847 ÷ 57,902,323 shares)		$5.06
Service Class:
Net Asset Value, offering price and redemption price per share ($52,219,708 ÷ 10,414,287 shares)		$5.01
Service Class 2:
Net Asset Value, offering price and redemption price per share ($145,903,286 ÷ 30,054,344 shares)		$4.85
Investor Class:
Net Asset Value, offering price and redemption price per share ($391,721,290 ÷ 77,928,246 shares)		$5.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$523,975
Interest		27,991,285
Income from Fidelity Central Funds		185,421
Total income		28,700,681
Expenses
Management fee	$2,540,348
Transfer agent fees	383,785
Distribution and service plan fees	218,562
Accounting fees and expenses	167,194
Custodian fees and expenses	7,875
Independent trustees' fees and expenses	2,977
Audit	42,056
Legal	1,405
Miscellaneous	67,646
Total expenses before reductions	3,431,848
Expense reductions	(8,255)
Total expenses after reductions		3,423,593
Net investment income (loss)		25,277,088
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(28,423,165)
Fidelity Central Funds	3,324
Total net realized gain (loss)		(28,419,841)
Change in net unrealized appreciation (depreciation) on investment securities		(59,432,795)
Net gain (loss)		(87,852,636)
Net increase (decrease) in net assets resulting from operations		$(62,575,548)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,277,088	$52,166,800
Net realized gain (loss)	(28,419,841)	(12,326,337)
Change in net unrealized appreciation (depreciation)	(59,432,795)	94,044,788
Net increase (decrease) in net assets resulting from operations	(62,575,548)	133,885,251
Distributions to shareholders	(7,663,601)	(51,787,940)
Share transactions - net increase (decrease)	(91,057,883)	73,598,351
Total increase (decrease) in net assets	(161,297,032)	155,695,662
Net Assets
Beginning of period	1,043,904,163	888,208,501
End of period	$882,607,131	$1,043,904,163

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP High Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$5.43	$4.97	$5.46	$5.38	$4.95	$5.52
Income from Investment Operations
Net investment income (loss)A	.141	.286	.288	.290	.320	.333
Net realized and unrealized gain (loss)	(.470)	.457	(.473)	.091	.402	(.531)
Total from investment operations	(.329)	.743	(.185)	.381	.722	(.198)
Distributions from net investment income	(.041)	(.283)	(.305)	(.301)	(.292)	(.364)
Tax return of capital	–	–	–	–	–	(.008)
Total distributions	(.041)	(.283)	(.305)	(.301)	(.292)	(.372)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$5.06	$5.43	$4.97	$5.46	$5.38	$4.95
Total ReturnC,D,E	(6.11)%	15.11%	(3.46)%	7.13%	14.61%	(3.63)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H,I	.67%	.67%	.67%	.68%	.68%
Expenses net of fee waivers, if any	.68%H,I	.67%	.67%	.67%	.68%	.68%
Expenses net of all reductions	.68%H,I	.67%	.67%	.67%	.68%	.68%
Net investment income (loss)	5.64%H,I	5.31%	5.33%	5.22%	6.05%	5.94%
Supplemental Data
Net assets, end of period (000 omitted)	$292,763	$327,442	$299,239	$355,469	$457,620	$437,798
Portfolio turnover rateJ	73%H	30%	69%	70%	73%	69%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Proxy expenses are not annualized.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$5.38	$4.93	$5.42	$5.34	$4.92	$5.49
Income from Investment Operations
Net investment income (loss)A	.138	.279	.280	.283	.311	.324
Net realized and unrealized gain (loss)	(.468)	.449	(.471)	.092	.395	(.528)
Total from investment operations	(.330)	.728	(.191)	.375	.706	(.204)
Distributions from net investment income	(.040)	(.278)	(.299)	(.295)	(.286)	(.358)
Tax return of capital	–	–	–	–	–	(.008)
Total distributions	(.040)	(.278)	(.299)	(.295)	(.286)	(.366)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$5.01	$5.38	$4.93	$5.42	$5.34	$4.92
Total ReturnC,D,E	(6.18)%	14.92%	(3.60)%	7.07%	14.37%	(3.76)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H,I	.77%	.77%	.77%	.78%	.78%
Expenses net of fee waivers, if any	.78%H,I	.77%	.77%	.77%	.78%	.78%
Expenses net of all reductions	.78%H,I	.77%	.77%	.77%	.78%	.77%
Net investment income (loss)	5.54%H,I	5.21%	5.23%	5.12%	5.95%	5.84%
Supplemental Data
Net assets, end of period (000 omitted)	$52,220	$66,123	$58,231	$68,104	$84,945	$73,313
Portfolio turnover rateJ	73%H	30%	69%	70%	73%	69%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Proxy expenses are not annualized.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$5.22	$4.79	$5.27	$5.20	$4.80	$5.36
Income from Investment Operations
Net investment income (loss)A	.130	.262	.264	.267	.296	.309
Net realized and unrealized gain (loss)	(.461)	.438	(.451)	.090	.383	(.514)
Total from investment operations	(.331)	.700	(.187)	.357	.679	(.205)
Distributions from net investment income	(.039)	(.270)	(.293)	(.287)	(.279)	(.347)
Tax return of capital	–	–	–	–	–	(.008)
Total distributions	(.039)	(.270)	(.293)	(.287)	(.279)	(.355)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$4.85	$5.22	$4.79	$5.27	$5.20	$4.80
Total ReturnC,D,E	(6.39)%	14.77%	(3.63)%	6.91%	14.17%	(3.87)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.93%H,I	.92%	.92%	.92%	.93%	.93%
Expenses net of fee waivers, if any	.93%H,I	.92%	.92%	.92%	.93%	.93%
Expenses net of all reductions	.93%H,I	.92%	.92%	.92%	.93%	.93%
Net investment income (loss)	5.38%H,I	5.06%	5.08%	4.97%	5.80%	5.68%
Supplemental Data
Net assets, end of period (000 omitted)	$145,903	$187,747	$139,564	$166,993	$189,179	$160,639
Portfolio turnover rateJ	73%H	30%	69%	70%	73%	69%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Proxy expenses are not annualized.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$5.39	$4.94	$5.43	$5.36	$4.93	$5.50
Income from Investment Operations
Net investment income (loss)A	.140	.283	.284	.287	.317	.329
Net realized and unrealized gain (loss)	(.459)	.448	(.470)	.083	.403	(.529)
Total from investment operations	(.319)	.731	(.186)	.370	.720	(.200)
Distributions from net investment income	(.041)	(.281)	(.304)	(.300)	(.290)	(.362)
Tax return of capital	–	–	–	–	–	(.008)
Total distributions	(.041)	(.281)	(.304)	(.300)	(.290)	(.370)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$5.03	$5.39	$4.94	$5.43	$5.36	$4.93
Total ReturnC,D,E	(5.97)%	14.94%	(3.50)%	6.95%	14.64%	(3.68)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H,I	.70%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.71%H,I	.70%	.71%	.71%	.71%	.71%
Expenses net of all reductions	.71%H,I	.70%	.71%	.71%	.71%	.71%
Net investment income (loss)	5.60%H,I	5.28%	5.30%	5.18%	6.02%	5.90%
Supplemental Data
Net assets, end of period (000 omitted)	$391,721	$462,593	$391,173	$456,983	$469,732	$398,719
Portfolio turnover rateJ	73%H	30%	69%	70%	73%	69%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Proxy expenses are not annualized.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,766,085
Gross unrealized depreciation	(54,146,364)
Net unrealized appreciation (depreciation)	$(32,380,279)
Tax cost	$929,472,863

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(26,139,758)
Long-term	(45,323,130)
Total capital loss carryforward	$(71,462,888)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP High Income Portfolio	317,977,167	332,647,987

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$27,932
Service Class 2	190,630
$218,562

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$101,568.07
Service Class	18,994.07
Service Class 2	51,851.07
Investor Class	211,372.10
	$383,785

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP High Income Portfolio	.04

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
VIP High Income Portfolio	$1,230

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $988 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6,236.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,031.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$2,442,496	$16,485,830
Service Class	440,855	3,337,223
Service Class 2	1,252,529	9,087,326
Investor Class	3,527,721	22,877,561
Total	$7,663,601	$51,787,940

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Initial Class
Shares sold	4,357,320	8,124,182	$22,128,594	$43,792,349
Reinvestment of distributions	453,153	3,096,871	2,442,496	16,485,830
Shares redeemed	(7,262,847)	(11,077,536)	(36,612,969)	(59,550,108)
Net increase (decrease)	(2,452,374)	143,517	$(12,041,879)	$728,071
Service Class
Shares sold	2,315,427	3,875,790	$11,704,252	$20,747,165
Reinvestment of distributions	82,403	632,722	440,855	3,337,223
Shares redeemed	(4,268,731)	(4,026,231)	(21,801,929)	(21,473,406)
Net increase (decrease)	(1,870,901)	482,281	$(9,656,822)	$2,610,982
Service Class 2
Shares sold	12,252,504	22,192,279	$59,586,530	$114,467,369
Reinvestment of distributions	241,801	1,776,501	1,252,529	9,087,326
Shares redeemed	(18,440,482)	(17,110,197)	(91,011,888)	(88,421,021)
Net increase (decrease)	(5,946,177)	6,858,583	$(30,172,829)	$35,133,674
Investor Class
Shares sold	9,933,528	9,695,037	$48,289,187	$51,724,578
Reinvestment of distributions	658,157	4,320,731	3,527,721	22,877,561
Shares redeemed	(18,409,485)	(7,394,959)	(91,003,261)	(39,476,515)
Net increase (decrease)	(7,817,800)	6,620,809	$(39,186,353)	$35,125,624

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 51% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Initial Class	.68%
Actual		$1,000.00	$938.90	$3.28
Hypothetical-C		$1,000.00	$1,021.48	$3.42
Service Class	.78%
Actual		$1,000.00	$938.20	$3.76
Hypothetical-C		$1,000.00	$1,020.98	$3.92
Service Class 2.93%
Actual		$1,000.00	$936.10	$4.48
Hypothetical-C		$1,000.00	$1,020.24	$4.67
Investor Class	.71%
Actual		$1,000.00	$940.30	$3.43
Hypothetical-C		$1,000.00	$1,021.33	$3.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP High Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in December 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP High Income Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP High Income Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of Service Class 2 ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees and that excluding 12b-1 fees of both the class and the competitor classes, the total expense ratio of Service Class 2 ranked below the median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	11,099,447,424.890	95.490
Withheld	524,241,637.164	4.510
TOTAL	11,623,689,062.054	100.000
Donald F. Donahue
Affirmative	11,111,963,232.945	95.598
Withheld	511,725,829.109	4.402
TOTAL	11,623,689,062.054	100.000
Bettina Doulton
Affirmative	11,132,379,469.922	95.773
Withheld	491,309,592.132	4.227
TOTAL	11,623,689,062.054	100.000
Vicki L. Fuller
Affirmative	11,132,346,192.263	95.773
Withheld	491,342,869.791	4.227
TOTAL	11,623,689,062.054	100.000
Patricia L. Kampling
Affirmative	11,141,812,359.694	95.854
Withheld	481,876,702.360	4.146
TOTAL	11,623,689,062.054	100.000
Alan J. Lacy
Affirmative	11,081,103,173.144	95.332
Withheld	542,585,888.910	4.668
TOTAL	11,623,689,062.054	100.000
Ned C. Lautenbach
Affirmative	11,051,092,644.521	95.074
Withheld	572,596,417.533	4.926
TOTAL	11,623,689,062.054	100.000
Robert A. Lawrence
Affirmative	11,100,774,895.497	95.501
Withheld	522,914,166.556	4.499
TOTAL	11,623,689,062.054	100.000
Joseph Mauriello
Affirmative	11,070,909,380.371	95.244
Withheld	552,779,681.683	4.756
TOTAL	11,623,689,062.054	100.000
Cornelia M. Small
Affirmative	11,101,337,946.609	95.506
Withheld	522,351,115.445	4.494
TOTAL	11,623,689,062.054	100.000
Garnett A. Smith
Affirmative	11,082,555,490.179	95.345
Withheld	541,133,571.875	4.655
TOTAL	11,623,689,062.054	100.000
David M. Thomas
Affirmative	11,094,352,794.165	95.446
Withheld	529,336,267.889	4.554
TOTAL	11,623,689,062.054	100.000
Susan Tomasky
Affirmative	11,124,148,109.894	95.702
Withheld	499,540,952.160	4.298
TOTAL	11,623,689,062.054	100.000
Michael E. Wiley
Affirmative	11,096,957,446.084	95.468
Withheld	526,731,615.970	4.532
TOTAL	11,623,689,062.054	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	706,980,941.578	82.483
Against	77,726,403.651	9.068
Abstain	72,416,126.481	8.449
Broker Non-Vote	0.00	0.00
TOTAL	857,123,471.710	100.000
Proposal 1 reflects trust wide proposal and voting results.

VIPHI-SANN-0820
1.705694.122

Fidelity® Variable Insurance Products:

Value Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
The Travelers Companies, Inc.	3.1
Roche Holding AG (participation certificate)	2.9
Cigna Corp.	2.3
Centene Corp.	2.2
Capital One Financial Corp.	2.1
T-Mobile U.S., Inc.	2.0
Discover Financial Services	1.7
Ameriprise Financial, Inc.	1.7
CubeSmart	1.7
Equinor ASA	1.6
21.3

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Financials	18.7
Health Care	14.6
Industrials	11.8
Consumer Staples	8.3
Consumer Discretionary	7.8

Asset Allocation (% of fund's net assets)

As of June 30, 2020 *
Stocks II	97.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.5%

 * Foreign investments - 19.0%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 1.8%
GCI Liberty, Inc. (a)	26,200	$1,863,344
Liberty Global PLC Class C (a)	140,300	3,017,853
		4,881,197
Media - 2.2%
Interpublic Group of Companies, Inc.	159,600	2,738,736
Nexstar Broadcasting Group, Inc. Class A	37,700	3,155,113
		5,893,849
Wireless Telecommunication Services - 2.0%
T-Mobile U.S., Inc.	50,100	5,217,915
T-Mobile U.S., Inc. rights 7/28/20 (a)	39,800	6,686
		5,224,601

TOTAL COMMUNICATION SERVICES		15,999,647

CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.9%
BorgWarner, Inc.	71,967	2,540,435
Distributors - 0.7%
LKQ Corp. (a)	69,500	1,820,900
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A (a)	168,200	1,676,113
Hotels, Restaurants & Leisure - 1.1%
Eldorado Resorts, Inc. (a)(b)	75,100	3,008,506
Household Durables - 1.0%
Mohawk Industries, Inc. (a)	26,100	2,655,936
Internet & Direct Marketing Retail - 1.3%
eBay, Inc.	63,800	3,346,310
Specialty Retail - 1.5%
Lowe's Companies, Inc.	19,900	2,688,888
Sally Beauty Holdings, Inc. (a)	100,400	1,258,012
		3,946,900
Textiles, Apparel & Luxury Goods - 0.7%
Tapestry, Inc.	141,100	1,873,808

TOTAL CONSUMER DISCRETIONARY		20,868,908

CONSUMER STAPLES - 8.3%
Food & Staples Retailing - 1.4%
U.S. Foods Holding Corp. (a)	194,900	3,843,428
Food Products - 3.7%
Conagra Brands, Inc.	9,514	334,607
Darling Ingredients, Inc. (a)	164,000	4,037,680
Nomad Foods Ltd. (a)	122,900	2,636,205
Post Holdings, Inc. (a)	32,800	2,873,936
		9,882,428
Household Products - 1.9%
Energizer Holdings, Inc. (b)	54,800	2,602,452
Spectrum Brands Holdings, Inc.	50,900	2,336,310
		4,938,762
Tobacco - 1.3%
Altria Group, Inc.	89,900	3,528,575

TOTAL CONSUMER STAPLES		22,193,193

ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Cenovus Energy, Inc. (Canada)	268,918	1,257,829
Cheniere Energy, Inc. (a)	76,300	3,686,816
Equinor ASA	307,300	4,361,152
Hess Corp.	57,300	2,968,713
Noble Energy, Inc.	80,100	717,696
The Williams Companies, Inc.	20,880	397,138
Valero Energy Corp.	51,800	3,046,876
		16,436,220
FINANCIALS - 18.7%
Banks - 1.7%
M&T Bank Corp.	30,200	3,139,894
Wells Fargo & Co.	56,300	1,441,280
		4,581,174
Capital Markets - 3.5%
Ameriprise Financial, Inc.	29,700	4,456,188
Lazard Ltd. Class A	74,400	2,130,072
LPL Financial	33,900	2,657,760
Raymond James Financial, Inc.	1,264	87,001
		9,331,021
Consumer Finance - 5.6%
Capital One Financial Corp.	89,100	5,576,769
Discover Financial Services	90,900	4,553,181
OneMain Holdings, Inc.	125,500	3,079,770
SLM Corp.	235,600	1,656,268
		14,865,988
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	14,700	2,624,097
Insurance - 6.9%
Allstate Corp.	27,400	2,657,526
American International Group, Inc.	84,000	2,619,120
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,900	2,131,752
Old Republic International Corp.	167,200	2,727,032
The Travelers Companies, Inc.	74,100	8,451,106
		18,586,536

TOTAL FINANCIALS		49,988,816

HEALTH CARE - 14.6%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	34,700	3,894,728
Health Care Providers & Services - 4.5%
Centene Corp. (a)	91,200	5,795,760
Cigna Corp.	33,600	6,305,040
		12,100,800
Pharmaceuticals - 8.6%
AstraZeneca PLC sponsored ADR	78,100	4,130,709
Bayer AG	39,600	2,935,293
Jazz Pharmaceuticals PLC (a)	23,874	2,634,257
Merck & Co., Inc.	27,500	2,126,575
Roche Holding AG (participation certificate)	22,164	7,678,708
Sanofi SA sponsored ADR	67,200	3,430,560
		22,936,102

TOTAL HEALTH CARE		38,931,630

INDUSTRIALS - 11.8%
Aerospace & Defense - 1.2%
General Dynamics Corp.	21,400	3,198,444
Air Freight & Logistics - 0.8%
FedEx Corp.	14,500	2,033,190
Building Products - 0.7%
Johnson Controls International PLC	55,000	1,877,700
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	21,772	299,583
The Brink's Co.	36,100	1,642,911
		1,942,494
Construction & Engineering - 1.9%
AECOM (a)	87,585	3,291,444
Williams Scotsman Corp. (a)	158,100	1,943,049
		5,234,493
Electrical Equipment - 1.2%
Regal Beloit Corp.	4,923	429,876
Sensata Technologies, Inc. PLC (a)	73,578	2,739,309
		3,169,185
Machinery - 1.5%
Allison Transmission Holdings, Inc.	36,500	1,342,470
Stanley Black & Decker, Inc.	19,400	2,703,972
		4,046,442
Professional Services - 0.7%
Manpower, Inc.	27,000	1,856,250
Road & Rail - 0.8%
Ryder System, Inc.	58,200	2,183,082
Trading Companies & Distributors - 2.3%
AerCap Holdings NV (a)	4,174	128,559
Beacon Roofing Supply, Inc. (a)	80,200	2,114,874
HD Supply Holdings, Inc. (a)	53,100	1,839,915
Univar, Inc. (a)	116,800	1,969,248
		6,052,596

TOTAL INDUSTRIALS		31,593,876

INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 1.0%
F5 Networks, Inc. (a)	19,500	2,719,860
Electronic Equipment & Components - 0.8%
Flextronics International Ltd. (a)	205,300	2,104,325
IT Services - 1.5%
Capgemini SA	22,400	2,565,714
DXC Technology Co.	88,500	1,460,250
		4,025,964
Semiconductors & Semiconductor Equipment - 2.4%
Lam Research Corp.	6,400	2,070,144
NXP Semiconductors NV	25,500	2,908,020
ON Semiconductor Corp. (a)	67,400	1,335,868
		6,314,032
Software - 1.3%
SS&C Technologies Holdings, Inc.	62,000	3,501,760

TOTAL INFORMATION TECHNOLOGY		18,665,941

MATERIALS - 5.8%
Chemicals - 3.0%
DuPont de Nemours, Inc.	59,360	3,153,797
Olin Corp.	204,363	2,348,131
Tronox Holdings PLC	261,300	1,886,586
W.R. Grace & Co.	10,238	520,193
		7,908,707
Construction Materials - 0.8%
Summit Materials, Inc. (a)	130,500	2,098,440
Containers & Packaging - 2.0%
Berry Global Group, Inc. (a)	63,100	2,796,592
Crown Holdings, Inc. (a)	39,409	2,566,708
		5,363,300

TOTAL MATERIALS		15,370,447

REAL ESTATE - 6.6%
Equity Real Estate Investment Trusts (REITs) - 5.5%
Alexandria Real Estate Equities, Inc.	13,400	2,174,150
American Tower Corp.	7,200	1,861,488
CubeSmart	164,318	4,434,943
Digital Realty Trust, Inc.	11,000	1,563,210
Equity Lifestyle Properties, Inc.	40,600	2,536,688
Iron Mountain, Inc.	74,600	1,947,060
		14,517,539
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	66,400	3,002,608

TOTAL REAL ESTATE		17,520,147

UTILITIES - 4.8%
Electric Utilities - 1.2%
Edison International	58,100	3,155,411
Independent Power and Renewable Electricity Producers - 1.2%
Vistra Energy Corp.	181,000	3,370,220
Multi-Utilities - 2.4%
CenterPoint Energy, Inc.	144,800	2,703,416
Dominion Energy, Inc.	45,300	3,677,454
		6,380,870

TOTAL UTILITIES		12,906,501

TOTAL COMMON STOCKS
(Cost $261,080,323)		260,475,326

Money Market Funds - 4.6%
Fidelity Cash Central Fund 0.12% (c)	6,920,822	6,922,207
Fidelity Securities Lending Cash Central Fund 0.12% (c)(d)	5,191,737	5,192,256
TOTAL MONEY MARKET FUNDS
(Cost $12,114,463)		12,114,463
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $273,194,786)		272,589,789
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(5,485,813)
NET ASSETS - 100%		$267,103,976

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,030
Fidelity Securities Lending Cash Central Fund	2,618
Total	$14,648

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$15,999,647	$15,999,647	$--	$--
Consumer Discretionary	20,868,908	20,868,908	--	--
Consumer Staples	22,193,193	22,193,193	--	--
Energy	16,436,220	16,436,220	--	--
Financials	49,988,816	49,988,816	--	--
Health Care	38,931,630	28,317,629	10,614,001	--
Industrials	31,593,876	31,593,876	--	--
Information Technology	18,665,941	18,665,941	--	--
Materials	15,370,447	15,370,447	--	--
Real Estate	17,520,147	17,520,147	--	--
Utilities	12,906,501	12,906,501	--	--
Money Market Funds	12,114,463	12,114,463	--	--
Total Investments in Securities:	$272,589,789	$261,975,788	$10,614,001	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.0%
United Kingdom	4.3%
Switzerland	2.9%
France	2.3%
Ireland	1.7%
Norway	1.6%
Canada	1.3%
Netherlands	1.2%
Germany	1.1%
British Virgin Islands	1.0%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,170,044) — See accompanying schedule: Unaffiliated issuers (cost $261,080,323)	$260,475,326
Fidelity Central Funds (cost $12,114,463)	12,114,463
Total Investment in Securities (cost $273,194,786)		$272,589,789
Cash		174,540
Foreign currency held at value (cost $14)		15
Receivable for investments sold		5,356,128
Receivable for fund shares sold		3,700,422
Dividends receivable		349,510
Distributions receivable from Fidelity Central Funds		1,115
Other receivables		10,457
Total assets		282,181,976
Liabilities
Payable for investments purchased	$9,593,791
Payable for fund shares redeemed	101,801
Accrued management fee	120,181
Distribution and service plan fees payable	1,373
Other affiliated payables	33,364
Other payables and accrued expenses	35,390
Collateral on securities loaned	5,192,100
Total liabilities		15,078,000
Net Assets		$267,103,976
Net Assets consist of:
Paid in capital		$280,978,969
Total accumulated earnings (loss)		(13,874,993)
Net Assets		$267,103,976
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($109,336,950 ÷ 8,960,508 shares)		$12.20
Service Class:
Net Asset Value, offering price and redemption price per share ($214,453 ÷ 17,581 shares)		$12.20
Service Class 2:
Net Asset Value, offering price and redemption price per share ($6,183,062 ÷ 515,140 shares)		$12.00
Investor Class:
Net Asset Value, offering price and redemption price per share ($151,369,511 ÷ 12,434,551 shares)		$12.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$3,413,460
Income from Fidelity Central Funds (including $2,618 from security lending)		14,648
Total income		3,428,108
Expenses
Management fee	$719,384
Transfer agent fees	146,221
Distribution and service plan fees	9,247
Accounting fees	52,556
Custodian fees and expenses	9,880
Independent trustees' fees and expenses	874
Audit	27,523
Legal	2,995
Interest	56
Miscellaneous	8,828
Total expenses before reductions	977,564
Expense reductions	(20,337)
Total expenses after reductions		957,227
Net investment income (loss)		2,470,881
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,274,647)
Fidelity Central Funds	152
Foreign currency transactions	628
Total net realized gain (loss)		(15,273,867)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(48,816,860)
Assets and liabilities in foreign currencies	3,598
Total change in net unrealized appreciation (depreciation)		(48,813,262)
Net gain (loss)		(64,087,129)
Net increase (decrease) in net assets resulting from operations		$(61,616,248)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,470,881	$5,427,973
Net realized gain (loss)	(15,273,867)	13,811,765
Change in net unrealized appreciation (depreciation)	(48,813,262)	66,959,179
Net increase (decrease) in net assets resulting from operations	(61,616,248)	86,198,917
Distributions to shareholders	(12,650,778)	(27,348,082)
Share transactions - net increase (decrease)	17,535,580	(23,443,410)
Total increase (decrease) in net assets	(56,731,446)	35,407,425
Net Assets
Beginning of period	323,835,422	288,427,997
End of period	$267,103,976	$323,835,422

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Value Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.78	$13.08	$16.36	$14.74	$13.36	$16.04
Income from Investment Operations
Net investment income (loss)A	.12	.26	.21	.21B	.18	.21
Net realized and unrealized gain (loss)	(3.09)	3.74	(2.41)	2.07	1.43	(.35)
Total from investment operations	(2.97)	4.00	(2.20)	2.28	1.61	(.14)
Distributions from net investment income	(.05)	(.27)	(.18)	(.21)	(.15)	(.21)
Distributions from net realized gain	(.56)	(1.03)	(.90)	(.45)	(.07)	(2.33)
Total distributions	(.61)	(1.30)	(1.08)	(.66)	(.23)C	(2.54)
Net asset value, end of period	$12.20	$15.78	$13.08	$16.36	$14.74	$13.36
Total ReturnD,E,F	(19.53)%	32.13%	(13.84)%	15.58%	12.08%	(.75)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I	.67%	.67%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.67%I	.67%	.67%	.68%	.69%	.69%
Expenses net of all reductions	.66%I	.66%	.66%	.67%	.69%	.68%
Net investment income (loss)	1.89%I	1.78%	1.36%	1.34%B	1.33%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$109,337	$116,401	$110,203	$130,365	$126,526	$129,151
Portfolio turnover rateJ	110%I	67%	64%	55%	63%	78%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.074 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

VIP Value Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.78	$13.08	$16.36	$14.73	$13.36	$16.04
Income from Investment Operations
Net investment income (loss)A	.11	.24	.20	.19B	.17	.19
Net realized and unrealized gain (loss)	(3.08)	3.75	(2.42)	2.08	1.41	(.34)
Total from investment operations	(2.97)	3.99	(2.22)	2.27	1.58	(.15)
Distributions from net investment income	(.04)	(.25)	(.15)	(.20)	(.14)	(.20)
Distributions from net realized gain	(.56)	(1.03)	(.90)	(.45)	(.07)	(2.33)
Total distributions	(.61)C	(1.29)D	(1.06)E	(.64)F	(.21)	(2.53)
Net asset value, end of period	$12.20	$15.78	$13.08	$16.36	$14.73	$13.36
Total ReturnG,H,I	(19.54)%	32.01%	(13.97)%	15.53%	11.90%	(.82)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.78%L	.77%	.77%	.78%	.79%	.78%
Expenses net of fee waivers, if any	.77%L	.77%	.77%	.78%	.79%	.78%
Expenses net of all reductions	.76%L	.76%	.76%	.77%	.79%	.78%
Net investment income (loss)	1.79%L	1.68%	1.26%	1.24%B	1.23%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$214	$270	$233	$368	$400	$520
Portfolio turnover rateM	110%L	67%	64%	55%	63%	78%N

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .99%.

 C Total distributions of $.61 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.561 per share.

 D Total distributions of $1.29 per share is comprised of distributions from net investment income of $.254 and distributions from net realized gain of $1.032 per share.

 E Total distributions of $1.06 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.904 per share.

 F Total distributions of $.64 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.449 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

VIP Value Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.55	$12.91	$16.15	$14.55	$13.21	$15.89
Income from Investment Operations
Net investment income (loss)A	.10	.22	.17	.17B	.15	.17
Net realized and unrealized gain (loss)	(3.05)	3.68	(2.37)	2.05	1.39	(.34)
Total from investment operations	(2.95)	3.90	(2.20)	2.22	1.54	(.17)
Distributions from net investment income	(.04)	(.23)	(.14)	(.17)	(.13)	(.18)
Distributions from net realized gain	(.56)	(1.03)	(.90)	(.45)	(.07)	(2.33)
Total distributions	(.60)	(1.26)	(1.04)	(.62)	(.20)	(2.51)
Net asset value, end of period	$12.00	$15.55	$12.91	$16.15	$14.55	$13.21
Total ReturnC,D,E	(19.66)%	31.77%	(14.02)%	15.36%	11.71%	(.97)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.93%H	.92%	.92%	.93%	.94%	.93%
Expenses net of fee waivers, if any	.93%H	.92%	.92%	.93%	.94%	.93%
Expenses net of all reductions	.91%H	.91%	.91%	.92%	.94%	.93%
Net investment income (loss)	1.64%H	1.53%	1.11%	1.09%B	1.08%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$6,183	$9,262	$7,764	$9,474	$9,050	$9,026
Portfolio turnover rateI	110%H	67%	64%	55%	63%	78%J

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .84%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

VIP Value Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.75	$13.06	$16.33	$14.71	$13.35	$16.02
Income from Investment Operations
Net investment income (loss)A	.11	.25	.20	.20B	.17	.19
Net realized and unrealized gain (loss)	(3.08)	3.73	(2.40)	2.07	1.41	(.33)
Total from investment operations	(2.97)	3.98	(2.20)	2.27	1.58	(.14)
Distributions from net investment income	(.05)	(.26)	(.16)	(.20)	(.14)	(.20)
Distributions from net realized gain	(.56)	(1.03)	(.90)	(.45)	(.07)	(2.33)
Total distributions	(.61)	(1.29)	(1.07)C	(.65)	(.22)D	(2.53)
Net asset value, end of period	$12.17	$15.75	$13.06	$16.33	$14.71	$13.35
Total ReturnE,F,G	(19.57)%	32.01%	(13.88)%	15.52%	11.88%	(.76)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.75%J	.75%	.75%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.75%J	.75%	.75%	.76%	.77%	.76%
Expenses net of all reductions	.74%J	.74%	.74%	.75%	.77%	.76%
Net investment income (loss)	1.81%J	1.70%	1.28%	1.26%B	1.25%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$151,370	$197,903	$170,228	$204,443	$194,723	$170,782
Portfolio turnover rateK	110%J	67%	64%	55%	63%	78%L

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.01%.

 C Total distributions of $1.07 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.904 per share.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.074 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$29,034,658
Gross unrealized depreciation	(32,653,129)
Net unrealized appreciation (depreciation)	$(3,618,471)
Tax cost	$276,208,260

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Value Portfolio	151,665,616	148,016,262

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$111
Service Class 2	9,136
$9,247

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. Effective February 1, 2020, the Board approved to change the fee from .145% to .142% for Investor Class, and from .065% to .064% for all other classes. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$32,510.06
Service Class	70.06
Service Class 2	2,295.06
Investor Class	111,346.14
	$146,221

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Value Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Value Portfolio	$4,684

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Value Portfolio	Borrower	$6,847,000.30%		$56

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
VIP Value Portfolio	$373

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $231. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $19,698 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $639.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$4,618,926	$10,236,052
Service Class	10,356	22,546
Service Class 2	390,094	760,135
Investor Class	7,631,402	16,329,349
Total	$12,650,778	$27,348,082

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Initial Class
Shares sold	3,416,157	1,607,672	$40,540,865	$23,411,892
Reinvestment of distributions	310,620	738,632	4,618,926	10,236,052
Shares redeemed	(2,141,727)	(3,394,404)	(26,474,324)	(49,678,548)
Net increase (decrease)	1,585,050	(1,048,100)	$18,685,467	$(16,030,604)
Service Class
Shares sold	–(a)	–	$4	$–
Reinvestment of distributions	510	1,137	7,577	15,785
Shares redeemed	(61)	(1,803)	(776)	(25,852)
Net increase (decrease)	449	(666)	$6,805	$(10,067)
Service Class 2
Shares sold	152,614	190,276	$2,000,575	$2,727,164
Reinvestment of distributions	26,646	55,631	390,094	760,135
Shares redeemed	(259,861)	(251,707)	(3,160,044)	(3,576,495)
Net increase (decrease)	(80,601)	(5,800)	$(769,375)	$(89,196)
Investor Class
Shares sold	1,920,492	1,209,146	$22,592,572	$17,645,013
Reinvestment of distributions	514,245	1,179,791	7,631,402	16,329,349
Shares redeemed	(2,565,475)	(2,858,527)	(30,611,291)	(41,287,905)
Net increase (decrease)	(130,738)	(469,590)	$(387,317)	$(7,313,543)

 (a) Amount less than $500.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 49% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 48% of the total outstanding shares of the Fund.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Initial Class	.67%
Actual		$1,000.00	$804.70	$3.01
Hypothetical-C		$1,000.00	$1,021.53	$3.37
Service Class	.77%
Actual		$1,000.00	$804.60	$3.45
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Service Class 2.93%
Actual		$1,000.00	$803.40	$4.17
Hypothetical-C		$1,000.00	$1,020.24	$4.67
Investor Class	.75%
Actual		$1,000.00	$804.30	$3.36
Hypothetical-C		$1,000.00	$1,021.13	$3.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Value Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Value Portfolio

2019 Total Return % vs. Morningstar Custom Large/Mid Value and Russell 3000 Value:

75% beaten
25% beaten
Benchmark
Initial Class
Service Class 2
10.00
8.00
6.00
4.00
2.00
0.00
8.32
7.34
2.79
2.52
1.35
1 Year
38.00
36.00
34.00
32.00
30.00
28.00
36.96
33.78
29.97
29.07
28.59
3 Year
45.0
40.0
35.0
30.0
44.4
42.3
36.3
34.6
30.4
5 Year

% Beaten

Initial Class	36%	31%	44%
Service Class	36%	30%	41%
Service Class 2	35%	28%	37%
Investor Class	36%	30%	41%

The Board considered the fund's underperformance for different time periods ended June 30, 2019 (based on the performance of Initial Class shares of the fund). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Value Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of Service Class 2 ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees and that excluding 12b-1 fees of both the class and the competitor classes, the total expense ratio of Service Class 2 ranked below the median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	11,099,447,424.890	95.490
Withheld	524,241,637.164	4.510
TOTAL	11,623,689,062.054	100.000
Donald F. Donahue
Affirmative	11,111,963,232.945	95.598
Withheld	511,725,829.109	4.402
TOTAL	11,623,689,062.054	100.000
Bettina Doulton
Affirmative	11,132,379,469.922	95.773
Withheld	491,309,592.132	4.227
TOTAL	11,623,689,062.054	100.000
Vicki L. Fuller
Affirmative	11,132,346,192.263	95.773
Withheld	491,342,869.791	4.227
TOTAL	11,623,689,062.054	100.000
Patricia L. Kampling
Affirmative	11,141,812,359.694	95.854
Withheld	481,876,702.360	4.146
TOTAL	11,623,689,062.054	100.000
Alan J. Lacy
Affirmative	11,081,103,173.144	95.332
Withheld	542,585,888.910	4.668
TOTAL	11,623,689,062.054	100.000
Ned C. Lautenbach
Affirmative	11,051,092,644.521	95.074
Withheld	572,596,417.533	4.926
TOTAL	11,623,689,062.054	100.000
Robert A. Lawrence
Affirmative	11,100,774,895.497	95.501
Withheld	522,914,166.556	4.499
TOTAL	11,623,689,062.054	100.000
Joseph Mauriello
Affirmative	11,070,909,380.371	95.244
Withheld	552,779,681.683	4.756
TOTAL	11,623,689,062.054	100.000
Cornelia M. Small
Affirmative	11,101,337,946.609	95.506
Withheld	522,351,115.445	4.494
TOTAL	11,623,689,062.054	100.000
Garnett A. Smith
Affirmative	11,082,555,490.179	95.345
Withheld	541,133,571.875	4.655
TOTAL	11,623,689,062.054	100.000
David M. Thomas
Affirmative	11,094,352,794.165	95.446
Withheld	529,336,267.889	4.554
TOTAL	11,623,689,062.054	100.000
Susan Tomasky
Affirmative	11,124,148,109.894	95.702
Withheld	499,540,952.160	4.298
TOTAL	11,623,689,062.054	100.000
Michael E. Wiley
Affirmative	11,096,957,446.084	95.468
Withheld	526,731,615.970	4.532
TOTAL	11,623,689,062.054	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	192,677,000.438	82.684
Against	29,712,875.073	12.751
Abstain	10,637,271.554	4.565
Broker Non-Vote	0.00	0.00
TOTAL	233,027,147.065	100.000
Proposal 1 reflects trust wide proposal and voting results.

VIPVAL-SANN-0820
1.761034.119

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Johnson & Johnson	3.1
JPMorgan Chase & Co.	3.1
The Walt Disney Co.	2.4
Cisco Systems, Inc.	2.3
Bank of America Corp.	2.2
Walmart, Inc.	2.1
Microsoft Corp.	2.0
Chevron Corp.	1.9
McDonald's Corp.	1.8
Citigroup, Inc.	1.7
22.6

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Health Care	16.3
Financials	15.9
Information Technology	12.2
Industrials	10.2
Consumer Discretionary	9.8

Asset Allocation (% of fund's net assets)

As of June 30, 2020 *
Stocks	96.8%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 13.8%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	1,063,286	$32,143,136
Verizon Communications, Inc.	674,159	37,166,386
		69,309,522
Entertainment - 2.9%
Activision Blizzard, Inc.	280,900	21,320,310
The Walt Disney Co.	982,366	109,543,633
		130,863,943
Interactive Media & Services - 0.9%
Alphabet, Inc. Class A (a)	27,700	39,279,985
Media - 1.6%
Comcast Corp. Class A	1,697,943	66,185,818
Interpublic Group of Companies, Inc.	540,235	9,270,433
		75,456,251
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc.	504,822	52,577,211
T-Mobile U.S., Inc. rights 7/28/20 (a)	552,122	92,757
		52,669,968

TOTAL COMMUNICATION SERVICES		367,579,669

CONSUMER DISCRETIONARY - 9.8%
Hotels, Restaurants & Leisure - 3.3%
Dunkin' Brands Group, Inc.	258,300	16,848,909
McDonald's Corp.	449,700	82,956,159
Restaurant Brands International, Inc.	289,200	15,740,268
Starbucks Corp.	464,400	34,175,196
		149,720,532
Household Durables - 0.4%
Lennar Corp. Class A	287,800	17,734,236
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(b)(c)(d)	127,200	4,023,336
Multiline Retail - 1.6%
Dollar General Corp.	236,043	44,968,552
Dollar Tree, Inc. (a)	281,588	26,097,576
		71,066,128
Specialty Retail - 4.3%
Burlington Stores, Inc. (a)	113,800	22,410,634
Lowe's Companies, Inc.	347,143	46,905,962
Ross Stores, Inc.	158,100	13,476,444
The Home Depot, Inc.	206,100	51,630,111
Tiffany & Co., Inc.	129,800	15,827,812
TJX Companies, Inc.	970,100	49,048,256
		199,299,219
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	68,500	5,519,730

TOTAL CONSUMER DISCRETIONARY		447,363,181

CONSUMER STAPLES - 8.8%
Beverages - 1.5%
Diageo PLC	318,900	10,599,391
Keurig Dr. Pepper, Inc. (e)	499,200	14,177,280
Monster Beverage Corp. (a)	107,100	7,424,172
The Coca-Cola Co.	847,400	37,861,832
		70,062,675
Food & Staples Retailing - 4.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	358,239	11,233,231
BJ's Wholesale Club Holdings, Inc. (a)	623,738	23,246,715
Costco Wholesale Corp.	53,200	16,130,772
Kroger Co.	916,986	31,039,976
Sysco Corp.	325,400	17,786,364
Walmart, Inc.	793,423	95,036,207
		194,473,265
Food Products - 1.5%
Hilton Food Group PLC	554,478	8,684,359
Mondelez International, Inc.	650,563	33,263,286
Nestle SA (Reg. S)	219,079	24,289,426
		66,237,071
Household Products - 1.3%
Procter & Gamble Co.	496,900	59,414,333
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	62,600	11,811,368

TOTAL CONSUMER STAPLES		401,998,712

ENERGY - 6.0%
Oil, Gas & Consumable Fuels - 6.0%
BP PLC	3,978,053	15,240,094
Chevron Corp.	970,963	86,639,028
ConocoPhillips Co.	885,585	37,212,282
Enterprise Products Partners LP	1,512,009	27,473,204
Exxon Mobil Corp.	834,087	37,300,371
Imperial Oil Ltd.	925,535	14,889,278
Phillips 66 Co.	284,100	20,426,790
Suncor Energy, Inc.	988,600	16,668,425
Valero Energy Corp.	366,233	21,541,825
		277,391,297
FINANCIALS - 15.9%
Banks - 9.2%
Bank of America Corp.	4,225,016	100,344,130
Citigroup, Inc.	1,516,065	77,470,922
JPMorgan Chase & Co.	1,520,951	143,060,651
M&T Bank Corp.	257,800	26,803,466
Wells Fargo & Co.	2,854,401	73,072,666
		420,751,835
Capital Markets - 2.2%
BlackRock, Inc. Class A	63,700	34,658,533
KKR & Co. LP (e)	826,572	25,524,543
Raymond James Financial, Inc.	268,300	18,467,089
The Blackstone Group LP	397,059	22,497,363
		101,147,528
Consumer Finance - 1.1%
Capital One Financial Corp.	823,597	51,548,936
Insurance - 3.4%
Chubb Ltd.	490,147	62,062,413
Marsh & McLennan Companies, Inc.	354,100	38,019,717
The Travelers Companies, Inc.	486,700	55,508,135
		155,590,265

TOTAL FINANCIALS		729,038,564

HEALTH CARE - 16.3%
Biotechnology - 2.2%
AbbVie, Inc.	195,374	19,181,819
Amgen, Inc.	303,371	71,553,084
CSL Ltd.	56,002	11,091,683
		101,826,586
Health Care Equipment & Supplies - 2.5%
Becton, Dickinson & Co.	181,300	43,379,651
Danaher Corp.	386,470	68,339,490
		111,719,141
Health Care Providers & Services - 1.9%
Cigna Corp.	204,100	38,299,365
UnitedHealth Group, Inc.	161,700	47,693,415
		85,992,780
Pharmaceuticals - 9.7%
AstraZeneca PLC (United Kingdom)	539,512	56,149,382
Bristol-Myers Squibb Co.	1,205,600	70,889,280
Eli Lilly & Co.	420,200	68,988,436
Johnson & Johnson	1,025,573	144,226,330
Roche Holding AG (participation certificate)	159,172	55,145,066
Royalty Pharma PLC	79,500	3,859,725
Sanofi SA	456,681	46,574,470
		445,832,689

TOTAL HEALTH CARE		745,371,196

INDUSTRIALS - 10.2%
Aerospace & Defense - 1.8%
General Dynamics Corp.	233,600	34,913,856
Northrop Grumman Corp.	155,000	47,653,200
		82,567,056
Air Freight & Logistics - 0.8%
DSV A/S	95,400	11,647,934
United Parcel Service, Inc. Class B	212,100	23,581,278
		35,229,212
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)	151,927	14,233,644
Electrical Equipment - 0.9%
AMETEK, Inc.	467,305	41,763,048
Industrial Conglomerates - 2.7%
3M Co.	132,100	20,606,279
General Electric Co.	6,322,347	43,181,630
Roper Technologies, Inc.	143,339	55,652,800
Siemens AG	59,200	6,981,884
		126,422,593
Machinery - 1.5%
Fortive Corp.	342,400	23,166,784
ITT, Inc.	202,230	11,878,990
Snap-On, Inc.	68,800	9,529,488
Stanley Black & Decker, Inc.	164,300	22,900,134
		67,475,396
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	2,826	3,312,093
Professional Services - 1.0%
Clarivate Analytics PLC (a)	513,100	11,457,523
Equifax, Inc.	104,200	17,909,896
IHS Markit Ltd.	210,100	15,862,550
		45,229,969
Road & Rail - 0.8%
Norfolk Southern Corp.	215,100	37,765,107
Trading Companies & Distributors - 0.3%
Watsco, Inc.	77,774	13,820,440

TOTAL INDUSTRIALS		467,818,558

INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 2.3%
Cisco Systems, Inc.	2,304,334	107,474,138
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	141,261	11,519,835
IT Services - 3.0%
Amdocs Ltd.	422,598	25,727,766
Black Knight, Inc. (a)	60,100	4,360,856
Fidelity National Information Services, Inc.	531,723	71,298,737
Genpact Ltd.	351,300	12,829,476
Visa, Inc. Class A	131,480	25,397,992
		139,614,827
Semiconductors & Semiconductor Equipment - 2.0%
NXP Semiconductors NV	311,000	35,466,440
Qualcomm, Inc.	384,200	35,042,882
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	399,400	22,673,938
		93,183,260
Software - 2.6%
Microsoft Corp.	445,724	90,709,291
Open Text Corp.	367,800	15,618,496
SAP SE	83,400	11,658,446
		117,986,233
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	187,200	68,290,560
Samsung Electronics Co. Ltd.	524,700	23,285,690
		91,576,250

TOTAL INFORMATION TECHNOLOGY		561,354,543

MATERIALS - 2.2%
Chemicals - 1.2%
Linde PLC	265,500	56,315,205
Containers & Packaging - 1.0%
Crown Holdings, Inc. (a)	402,000	26,182,260
WestRock Co.	686,800	19,408,968
		45,591,228

TOTAL MATERIALS		101,906,433

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	179,500	46,407,930
Public Storage	125,700	24,120,573
		70,528,503
UTILITIES - 5.9%
Electric Utilities - 3.4%
Exelon Corp.	1,614,200	58,579,318
NextEra Energy, Inc.	296,571	71,227,457
NRG Energy, Inc.	675,200	21,984,512
PG&E Corp. (a)	662,300	5,874,601
		157,665,888
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Energy Corp.	1,375,300	25,608,086
Multi-Utilities - 1.9%
Ameren Corp.	577,300	40,618,828
CenterPoint Energy, Inc.	1,036,700	19,355,189
WEC Energy Group, Inc.	287,000	25,155,550
		85,129,567

TOTAL UTILITIES		268,403,541

TOTAL COMMON STOCKS
(Cost $3,663,974,776)		4,438,754,197

Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Grifols SA Class B
(Cost $1,574,943)	74,958	1,374,932

Money Market Funds - 4.1%
Fidelity Cash Central Fund 0.12% (f)	150,067,364	150,097,377
Fidelity Securities Lending Cash Central Fund 0.12% (f)(g)	37,539,646	37,543,400
TOTAL MONEY MARKET FUNDS
(Cost $187,637,652)		187,640,777
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $3,853,187,371)		4,627,769,906
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(39,781,416)
NET ASSETS - 100%		$4,587,988,490

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,023,336 or 0.1% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$741,017
Fidelity Securities Lending Cash Central Fund	49,280
Total	$790,297

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$367,579,669	$367,579,669	$--	$--
Consumer Discretionary	447,363,181	443,339,845	--	4,023,336
Consumer Staples	401,998,712	367,109,895	34,888,817	--
Energy	277,391,297	262,151,203	15,240,094	--
Financials	729,038,564	729,038,564	--	--
Health Care	746,746,128	587,502,278	159,243,850	--
Industrials	467,818,558	457,524,581	10,293,977	--
Information Technology	561,354,543	526,410,407	34,944,136	--
Materials	101,906,433	101,906,433	--	--
Real Estate	70,528,503	70,528,503	--	--
Utilities	268,403,541	268,403,541	--	--
Money Market Funds	187,640,777	187,640,777	--	--
Total Investments in Securities:	$4,627,769,906	$4,369,135,696	$254,610,874	$4,023,336

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.2%
Switzerland	3.5%
United Kingdom	1.9%
Canada	1.8%
Ireland	1.2%
France	1.0%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $37,197,560) — See accompanying schedule: Unaffiliated issuers (cost $3,665,549,719)	$4,440,129,129
Fidelity Central Funds (cost $187,637,652)	187,640,777
Total Investment in Securities (cost $3,853,187,371)		$4,627,769,906
Cash		127,826
Receivable for investments sold		15,598,818
Receivable for fund shares sold		5,582,944
Dividends receivable		4,997,465
Distributions receivable from Fidelity Central Funds		25,487
Other receivables		101,801
Total assets		4,654,204,247
Liabilities
Payable for investments purchased	$24,636,106
Payable for fund shares redeemed	1,547,852
Accrued management fee	1,684,255
Distribution and service plan fees payable	286,445
Other affiliated payables	363,712
Other payables and accrued expenses	153,987
Collateral on securities loaned	37,543,400
Total liabilities		66,215,757
Net Assets		$4,587,988,490
Net Assets consist of:
Paid in capital		$3,761,373,029
Total accumulated earnings (loss)		826,615,461
Net Assets		$4,587,988,490
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($2,707,663,433 ÷ 136,058,038 shares)		$19.90
Service Class:
Net Asset Value, offering price and redemption price per share ($246,466,764 ÷ 12,466,931 shares)		$19.77
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,251,055,081 ÷ 64,823,851 shares)		$19.30
Investor Class:
Net Asset Value, offering price and redemption price per share ($382,803,212 ÷ 19,361,307 shares)		$19.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$60,500,819
Income from Fidelity Central Funds (including $49,280 from security lending)		790,297
Total income		61,291,116
Expenses
Management fee	$10,192,063
Transfer agent fees	1,635,266
Distribution and service plan fees	1,712,940
Accounting fees	534,615
Custodian fees and expenses	40,324
Independent trustees' fees and expenses	15,220
Audit	37,041
Legal	8,149
Miscellaneous	220,589
Total expenses before reductions	14,396,207
Expense reductions	(181,928)
Total expenses after reductions		14,214,279
Net investment income (loss)		47,076,837
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,882,042
Fidelity Central Funds	2,991
Foreign currency transactions	(477,870)
Total net realized gain (loss)		22,407,163
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(731,319,788)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	31,403
Total change in net unrealized appreciation (depreciation)		(731,288,386)
Net gain (loss)		(708,881,223)
Net increase (decrease) in net assets resulting from operations		$(661,804,386)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,076,837	$103,608,845
Net realized gain (loss)	22,407,163	232,956,581
Change in net unrealized appreciation (depreciation)	(731,288,386)	883,636,737
Net increase (decrease) in net assets resulting from operations	(661,804,386)	1,220,202,163
Distributions to shareholders	(240,288,136)	(427,526,635)
Share transactions - net increase (decrease)	106,899,671	(60,605,417)
Total increase (decrease) in net assets	(795,192,851)	732,070,111
Net Assets
Beginning of period	5,383,181,341	4,651,111,230
End of period	$4,587,988,490	$5,383,181,341

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Equity-Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.77	$20.37	$23.89	$21.97	$20.46	$24.30
Income from Investment Operations
Net investment income (loss)A	.21	.46	.58	.50	.49	.63
Net realized and unrealized gain (loss)	(3.01)	4.84	(2.50)	2.29	2.85	(1.57)B
Total from investment operations	(2.80)	5.30	(1.92)	2.79	3.34	(.94)
Distributions from net investment income	(.07)	(.45)	(.52)	(.40)	(.48)	(.71)
Distributions from net realized gain	(.99)	(1.45)	(1.07)	(.47)	(1.34)	(2.19)
Total distributions	(1.07)C	(1.90)	(1.60)D	(.87)	(1.83)E	(2.90)
Redemption fees added to paid in capitalA	–	–	–	–	–	–F
Net asset value, end of period	$19.90	$23.77	$20.37	$23.89	$21.97	$20.46
Total ReturnG,H,I	(12.37)%	27.44%	(8.29)%	12.89%	18.02%	(4.08)%B
Ratios to Average Net AssetsJ,K
Expenses before reductions	.53%L	.53%	.53%	.53%	.54%	.54%
Expenses net of fee waivers, if any	.53%L	.53%	.53%	.53%	.54%	.54%
Expenses net of all reductions	.53%L	.52%	.52%	.53%	.54%	.53%
Net investment income (loss)	2.08%L	2.11%	2.53%	2.19%	2.39%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$2,707,663	$3,202,982	$2,804,988	$3,440,095	$3,550,158	$3,238,580
Portfolio turnover rateM	82%L	32%	39%	36%	38%	46%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.18)%

 C Total distributions of $1.07 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.992 per share.

 D Total distributions of $1.60 per share is comprised of distributions from net investment income of $.524 and distributions from net realized gain of $1.073 per share.

 E Total distributions of $1.83 per share is comprised of distributions from net investment income of $.484 and distributions from net realized gain of $1.342 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.63	$20.26	$23.77	$21.86	$20.37	$24.20
Income from Investment Operations
Net investment income (loss)A	.20	.44	.55	.47	.46	.61
Net realized and unrealized gain (loss)	(3.00)	4.81	(2.49)	2.29	2.84	(1.56)B
Total from investment operations	(2.80)	5.25	(1.94)	2.76	3.30	(.95)
Distributions from net investment income	(.07)	(.43)	(.50)	(.38)	(.47)	(.69)
Distributions from net realized gain	(.99)	(1.45)	(1.07)	(.47)	(1.34)	(2.19)
Total distributions	(1.06)	(1.88)	(1.57)	(.85)	(1.81)	(2.88)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$19.77	$23.63	$20.26	$23.77	$21.86	$20.37
Total ReturnD,E,F	(12.42)%	27.32%	(8.40)%	12.80%	17.90%	(4.17)%B
Ratios to Average Net AssetsG,H
Expenses before reductions	.63%I	.63%	.63%	.63%	.64%	.64%
Expenses net of fee waivers, if any	.63%I	.63%	.63%	.63%	.64%	.64%
Expenses net of all reductions	.63%I	.62%	.62%	.63%	.64%	.63%
Net investment income (loss)	1.98%I	2.01%	2.43%	2.09%	2.29%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$246,467	$299,079	$264,055	$326,565	$325,602	$309,669
Portfolio turnover rateJ	82%I	32%	39%	36%	38%	46%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.27)%

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.10	$19.85	$23.32	$21.46	$20.04	$23.85
Income from Investment Operations
Net investment income (loss)A	.18	.40	.51	.43	.42	.57
Net realized and unrealized gain (loss)	(2.92)	4.70	(2.44)	2.24	2.78	(1.54)B
Total from investment operations	(2.74)	5.10	(1.93)	2.67	3.20	(.97)
Distributions from net investment income	(.07)	(.40)	(.47)	(.34)	(.44)	(.65)
Distributions from net realized gain	(.99)	(1.45)	(1.07)	(.47)	(1.34)	(2.19)
Total distributions	(1.06)	(1.85)	(1.54)	(.81)	(1.78)	(2.84)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$19.30	$23.10	$19.85	$23.32	$21.46	$20.04
Total ReturnD,E,F	(12.46)%	27.11%	(8.54)%	12.65%	17.71%	(4.32)%B
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.78%	.78%	.78%	.79%	.79%
Expenses net of fee waivers, if any	.78%I	.78%	.78%	.78%	.79%	.79%
Expenses net of all reductions	.78%I	.77%	.77%	.78%	.79%	.78%
Net investment income (loss)	1.83%I	1.86%	2.28%	1.94%	2.14%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$1,251,055	$1,431,212	$1,200,026	$1,452,633	$1,397,762	$1,348,912
Portfolio turnover rateJ	82%I	32%	39%	36%	38%	46%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.42)%

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.63	$20.26	$23.77	$21.86	$20.37	$24.21
Income from Investment Operations
Net investment income (loss)A	.20	.44	.55	.48	.47	.61
Net realized and unrealized gain (loss)	(3.00)	4.81	(2.48)	2.28	2.83	(1.56)B
Total from investment operations	(2.80)	5.25	(1.93)	2.76	3.30	(.95)
Distributions from net investment income	(.07)	(.44)	(.51)	(.38)	(.47)	(.70)
Distributions from net realized gain	(.99)	(1.45)	(1.07)	(.47)	(1.34)	(2.19)
Total distributions	(1.06)	(1.88)C	(1.58)	(.85)	(1.81)	(2.89)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$19.77	$23.63	$20.26	$23.77	$21.86	$20.37
Total ReturnE,F,G	(12.41)%	27.35%	(8.37)%	12.83%	17.93%	(4.18)%B
Ratios to Average Net AssetsH,I
Expenses before reductions	.61%J	.61%	.61%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.61%J	.61%	.61%	.61%	.62%	.62%
Expenses net of all reductions	.60%J	.60%	.60%	.61%	.62%	.61%
Net investment income (loss)	2.01%J	2.03%	2.45%	2.11%	2.31%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$382,803	$449,909	$382,041	$457,011	$428,682	$349,685
Portfolio turnover rateK	82%J	32%	39%	36%	38%	46%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.28)%

 C Total distributions of $1.88 per share is comprised of distributions from net investment income of $.436 and distributions from net realized gain of $1.445 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, contingent interest, certain conversion ratio adjustments, deferred trustees compensation, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$988,083,455
Gross unrealized depreciation	(275,356,037)
Net unrealized appreciation (depreciation)	$712,727,418
Tax cost	$3,915,042,488

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Equity-Income Portfolio	1,857,896,944	1,904,894,487

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$129,030
Service Class 2	1,583,910
$1,712,940

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. Effective February 1, 2020, the Board approved to change the fee from .145% to .142% for Investor Class, and from .065% to .064% for all other classes. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$879,810.06
Service Class	81,239.06
Service Class 2	399,075.06
Investor Class	275,142.14
	$1,635,266

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Equity-Income Portfolio	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Equity-Income Portfolio	$55,128

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
VIP Equity-Income Portfolio	$6,287

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $1,016. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $171,130 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $159.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,639.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$141,961,851	$256,722,074
Service Class	13,208,524	24,063,816
Service Class 2	64,882,030	111,518,340
Investor Class	20,235,731	35,222,405
Total	$240,288,136	$427,526,635

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Initial Class
Shares sold	4,356,656	3,636,451	$87,424,362	$80,164,788
Reinvestment of distributions	6,220,940	12,293,057	141,961,851	256,722,074
Shares redeemed	(9,282,039)	(18,894,276)	(189,457,195)	(415,149,779)
Net increase (decrease)	1,295,557	(2,964,768)	$39,929,018	$(78,262,917)
Service Class
Shares sold	211,899	433,489	$4,252,229	$9,487,821
Reinvestment of distributions	582,386	1,160,382	13,208,524	24,063,816
Shares redeemed	(986,582)	(1,970,881)	(19,936,593)	(43,164,764)
Net increase (decrease)	(192,297)	(377,010)	$(2,475,840)	$(9,613,127)
Service Class 2
Shares sold	4,599,752	5,892,036	$87,690,741	$125,416,664
Reinvestment of distributions	2,929,211	5,500,426	64,882,030	111,518,340
Shares redeemed	(4,661,819)	(9,904,795)	(92,984,564)	(211,330,285)
Net increase (decrease)	2,867,144	1,487,667	$59,588,207	$25,604,719
Investor Class
Shares sold	1,290,179	1,415,515	$25,811,882	$31,025,170
Reinvestment of distributions	892,228	1,696,863	20,235,731	35,222,405
Shares redeemed	(1,864,127)	(2,929,696)	(36,189,327)	(64,581,667)
Net increase (decrease)	318,280	182,682	$9,858,286	$1,665,908

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 19% of the total outstanding shares of the Fund.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Initial Class	.53%
Actual		$1,000.00	$876.30	$2.47
Hypothetical-C		$1,000.00	$1,022.23	$2.66
Service Class	.63%
Actual		$1,000.00	$875.80	$2.94
Hypothetical-C		$1,000.00	$1,021.73	$3.17
Service Class 2.78%
Actual		$1,000.00	$875.40	$3.64
Hypothetical-C		$1,000.00	$1,020.98	$3.92
Investor Class	.61%
Actual		$1,000.00	$875.90	$2.85
Hypothetical-C		$1,000.00	$1,021.83	$3.07

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Equity-Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in April 2017, January 2018, and May 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Equity-Income Portfolio

2019 Total Return % vs. Lipper Equity Income Funds and Russell 3000 Value:

75% beaten
25% beaten
Benchmark
Initial Class
Service Class 2
12.00
10.00
8.00
6.00
4.00
10.18
8.70
7.34
4.22
1 Year
40.0
35.0
30.0
25.0
37.9
34.5
33.5
27.6
3 Year
55.0
50.0
45.0
40.0
35.0
30.0
50.3
42.3
37.3
35.6
33.5
5 Year

% Beaten

Initial Class	63%	57%	36%
Service Class	63%	56%	35%
Service Class 2	62%	51%	32%
Investor Class	63%	56%	35%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Equity-Income Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	11,099,447,424.890	95.490
Withheld	524,241,637.164	4.510
TOTAL	11,623,689,062.054	100.000
Donald F. Donahue
Affirmative	11,111,963,232.945	95.598
Withheld	511,725,829.109	4.402
TOTAL	11,623,689,062.054	100.000
Bettina Doulton
Affirmative	11,132,379,469.922	95.773
Withheld	491,309,592.132	4.227
TOTAL	11,623,689,062.054	100.000
Vicki L. Fuller
Affirmative	11,132,346,192.263	95.773
Withheld	491,342,869.791	4.227
TOTAL	11,623,689,062.054	100.000
Patricia L. Kampling
Affirmative	11,141,812,359.694	95.854
Withheld	481,876,702.360	4.146
TOTAL	11,623,689,062.054	100.000
Alan J. Lacy
Affirmative	11,081,103,173.144	95.332
Withheld	542,585,888.910	4.668
TOTAL	11,623,689,062.054	100.000
Ned C. Lautenbach
Affirmative	11,051,092,644.521	95.074
Withheld	572,596,417.533	4.926
TOTAL	11,623,689,062.054	100.000
Robert A. Lawrence
Affirmative	11,100,774,895.497	95.501
Withheld	522,914,166.556	4.499
TOTAL	11,623,689,062.054	100.000
Joseph Mauriello
Affirmative	11,070,909,380.371	95.244
Withheld	552,779,681.683	4.756
TOTAL	11,623,689,062.054	100.000
Cornelia M. Small
Affirmative	11,101,337,946.609	95.506
Withheld	522,351,115.445	4.494
TOTAL	11,623,689,062.054	100.000
Garnett A. Smith
Affirmative	11,082,555,490.179	95.345
Withheld	541,133,571.875	4.655
TOTAL	11,623,689,062.054	100.000
David M. Thomas
Affirmative	11,094,352,794.165	95.446
Withheld	529,336,267.889	4.554
TOTAL	11,623,689,062.054	100.000
Susan Tomasky
Affirmative	11,124,148,109.894	95.702
Withheld	499,540,952.160	4.298
TOTAL	11,623,689,062.054	100.000
Michael E. Wiley
Affirmative	11,096,957,446.084	95.468
Withheld	526,731,615.970	4.532
TOTAL	11,623,689,062.054	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	3,363,505,979.729	80.831
Against	415,471,204.530	9.984
Abstain	382,193,640.635	9.185
Broker Non-Vote	0.00	0.00
TOTAL	4,161,170,824.894	100.000
Proposal 1 reflects trust wide proposal and voting results.

VIPEI-SANN-0820
1.705693.122

Fidelity® Variable Insurance Products:

Growth Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Microsoft Corp.	9.6
Alphabet, Inc. Class A	6.0
Amazon.com, Inc.	5.6
Apple, Inc.	5.2
Facebook, Inc. Class A	4.5
Adobe, Inc.	3.7
NVIDIA Corp.	3.4
Visa, Inc. Class A	2.7
Qualcomm, Inc.	2.3
Tencent Holdings Ltd.	2.1
45.1

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Information Technology	38.5
Health Care	17.6
Communication Services	15.3
Consumer Discretionary	12.5
Industrials	5.4

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
Stocks	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 16.3%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
COMMUNICATION SERVICES - 15.3%
Diversified Telecommunication Services - 0.2%
Bandwidth, Inc. (a)(b)	102,400	$13,004,800
Entertainment - 2.1%
Activision Blizzard, Inc.	939,100	71,277,690
CD Projekt RED SA	187,200	18,685,459
Electronic Arts, Inc. (a)	336,121	44,384,778
		134,347,927
Interactive Media & Services - 13.0%
Alphabet, Inc. Class A (a)	272,098	385,848,569
Facebook, Inc. Class A (a)	1,277,109	289,993,141
Tencent Holdings Ltd.	2,122,900	136,031,002
Wise Talent Information Technology Co. Ltd. (a)	3,280,200	7,270,994
Zoominfo Technologies, Inc.	443,000	22,606,290
		841,749,996

TOTAL COMMUNICATION SERVICES		989,102,723

CONSUMER DISCRETIONARY - 12.5%
Automobiles - 1.0%
Ferrari NV	214,500	36,681,645
Tesla, Inc. (a)	28,400	30,666,604
		67,348,249
Diversified Consumer Services - 0.3%
Laureate Education, Inc. Class A (a)	2,183,900	21,762,564
Hotels, Restaurants & Leisure - 0.1%
Dalata Hotel Group PLC	810,800	2,596,161
Household Durables - 1.2%
Blu Investments LLC (c)	14,533,890	25,138
D.R. Horton, Inc.	838,500	46,494,825
NVR, Inc. (a)	8,510	27,731,963
		74,251,926
Internet & Direct Marketing Retail - 8.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	489,100	105,498,870
Amazon.com, Inc. (a)	132,300	364,991,886
Delivery Hero AG (a)(d)	77,400	7,909,782
Fiverr International Ltd. (b)	38,400	2,834,688
Pinduoduo, Inc. ADR (a)	595,300	51,100,552
The RealReal, Inc.	637,700	8,156,183
		540,491,961
Leisure Products - 0.2%
Peloton Interactive, Inc. Class A (a)	255,700	14,771,789
Specialty Retail - 0.5%
Ross Stores, Inc.	339,000	28,896,360
Textiles, Apparel & Luxury Goods - 0.9%
Aritzia LP (a)	161,600	2,262,829
LVMH Moet Hennessy Louis Vuitton SE	99,815	44,067,852
Prada SpA (a)	3,301,400	11,458,314
		57,788,995

TOTAL CONSUMER DISCRETIONARY		807,908,005

CONSUMER STAPLES - 4.5%
Beverages - 1.4%
Fever-Tree Drinks PLC	1,057	26,797
Kweichow Moutai Co. Ltd. (A Shares)	180,070	37,282,684
Monster Beverage Corp. (a)	814,800	56,481,936
		93,791,417
Food & Staples Retailing - 0.2%
Performance Food Group Co. (a)	403,100	11,746,334
Food Products - 0.1%
The Simply Good Foods Co. (a)	439,700	8,169,626
Household Products - 1.4%
Energizer Holdings, Inc.	947,000	44,973,030
Reckitt Benckiser Group PLC	467,010	42,964,187
		87,937,217
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	225,600	42,566,208
Herbalife Nutrition Ltd. (a)	1,106,336	49,762,993
		92,329,201

TOTAL CONSUMER STAPLES		293,973,795

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Reliance Industries Ltd. (a)	235,605	2,487,505
Reliance Industries Ltd.	3,404,188	76,789,685
		79,277,190
FINANCIALS - 1.6%
Banks - 0.4%
HDFC Bank Ltd.	234,578	3,295,316
HDFC Bank Ltd. sponsored ADR	443,800	20,175,148
Metro Bank PLC (a)(b)	85,000	110,537
		23,581,001
Capital Markets - 1.1%
CME Group, Inc.	257,597	41,869,816
Goldman Sachs Group, Inc.	102,100	20,177,002
JMP Group, Inc.	240,100	667,478
MSCI, Inc.	10,200	3,404,964
Tradeweb Markets, Inc. Class A	75,300	4,377,942
XP, Inc. Class A (a)	56,000	2,352,560
		72,849,762
Consumer Finance - 0.1%
Capital One Financial Corp.	158,900	9,945,551

TOTAL FINANCIALS		106,376,314

HEALTH CARE - 17.5%
Biotechnology - 7.9%
AbbVie, Inc.	905,400	88,892,172
ACADIA Pharmaceuticals, Inc. (a)	304,300	14,749,421
Affimed NV (a)	615,487	2,840,473
Aimmune Therapeutics, Inc. (a)(b)	356,200	5,952,102
Applied Therapeutics, Inc. (a)	288,300	10,422,045
Atara Biotherapeutics, Inc. (a)	424,000	6,177,680
BioNTech SE ADR (a)	473,730	31,616,740
CRISPR Therapeutics AG (a)(b)	99,700	7,326,953
Cytokinetics, Inc. (a)(b)	482,320	11,368,282
Galapagos Genomics NV sponsored ADR (a)	100,600	19,847,374
Gamida Cell Ltd. (a)	1,358,900	6,210,173
Gilead Sciences, Inc.	369,200	28,406,248
Global Blood Therapeutics, Inc. (a)	40,500	2,556,765
Innovent Biologics, Inc. (a)(d)	1,111,000	8,242,371
Insmed, Inc. (a)	1,334,983	36,765,432
Neurocrine Biosciences, Inc. (a)	453,600	55,339,200
Regeneron Pharmaceuticals, Inc. (a)	183,200	114,252,680
Rubius Therapeutics, Inc. (a)	55,300	330,694
Sarepta Therapeutics, Inc. (a)	22,800	3,655,752
Vertex Pharmaceuticals, Inc. (a)	199,998	58,061,419
Viela Bio, Inc.	55,800	2,417,256
		515,431,232
Health Care Equipment & Supplies - 2.8%
Axonics Modulation Technologies, Inc. (a)	244,600	8,587,906
Danaher Corp.	278,226	49,198,704
Haemonetics Corp. (a)	115,900	10,380,004
Hologic, Inc. (a)	526,900	30,033,300
Intuitive Surgical, Inc. (a)	105,900	60,344,997
Nevro Corp. (a)	89,700	10,716,459
Penumbra, Inc. (a)	61,200	10,943,784
		180,205,154
Health Care Providers & Services - 1.4%
Guardant Health, Inc. (a)	36,300	2,945,019
UnitedHealth Group, Inc.	286,600	84,532,670
		87,477,689
Health Care Technology - 0.9%
Inspire Medical Systems, Inc. (a)	230,681	20,073,861
Veeva Systems, Inc. Class A (a)	165,700	38,843,394
		58,917,255
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)	109,614	9,789,626
Bruker Corp.	565,300	22,996,404
Charles River Laboratories International, Inc. (a)	70,400	12,274,240
Codexis, Inc. (a)	506,400	5,772,960
Nanostring Technologies, Inc. (a)	300,900	8,831,415
Thermo Fisher Scientific, Inc.	163,900	59,387,526
		119,052,171
Pharmaceuticals - 2.7%
AstraZeneca PLC sponsored ADR	1,285,000	67,963,650
Eli Lilly & Co.	442,800	72,698,904
Reata Pharmaceuticals, Inc. (a)	39,100	6,100,382
Royalty Pharma PLC	107,900	5,238,545
Sanofi SA	218,500	22,283,655
		174,285,136

TOTAL HEALTH CARE		1,135,368,637

INDUSTRIALS - 5.4%
Aerospace & Defense - 0.3%
TransDigm Group, Inc.	43,396	19,183,202
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	323,300	21,447,722
Commercial Services & Supplies - 0.3%
Cintas Corp.	84,400	22,480,784
Electrical Equipment - 0.5%
Generac Holdings, Inc. (a)	284,000	34,628,120
Industrial Conglomerates - 0.9%
General Electric Co.	4,314,200	29,465,986
Roper Technologies, Inc.	72,417	28,116,624
		57,582,610
Machinery - 0.5%
Gardner Denver Holdings, Inc. (a)	1,263,100	35,518,372
Professional Services - 1.2%
Equifax, Inc.	440,200	75,661,576
Upwork, Inc. (a)	13,400	193,496
		75,855,072
Road & Rail - 1.3%
Rumo SA (a)	3,610,000	14,929,645
Uber Technologies, Inc. (a)	2,193,840	68,184,547
		83,114,192
Trading Companies & Distributors - 0.1%
Fastenal Co.	75,900	3,251,556

TOTAL INDUSTRIALS		353,061,630

INFORMATION TECHNOLOGY - 38.5%
Electronic Equipment & Components - 0.8%
Corning, Inc.	234,300	6,068,370
FLIR Systems, Inc.	156,900	6,365,433
II-VI, Inc. (a)	213,300	10,072,026
Novanta, Inc. (a)	13,200	1,409,364
SYNNEX Corp.	209,500	25,091,815
Zebra Technologies Corp. Class A (a)	21,200	5,426,140
		54,433,148
IT Services - 7.0%
Adyen BV (a)(d)	10,600	15,428,239
Black Knight, Inc. (a)	645,000	46,801,200
CACI International, Inc. Class A (a)	11,700	2,537,496
Edenred SA	2,675	116,999
MasterCard, Inc. Class A	153,100	45,271,670
MongoDB, Inc. Class A (a)	157,500	35,648,550
Okta, Inc. (a)	87,500	17,520,125
Shopify, Inc. Class A (a)	68,800	65,362,534
Square, Inc. (a)	466,000	48,902,040
Visa, Inc. Class A (b)	922,772	178,251,867
		455,840,720
Semiconductors & Semiconductor Equipment - 9.6%
ASML Holding NV	160,900	59,216,027
Enphase Energy, Inc. (a)(b)	220,900	10,508,213
Lam Research Corp.	21,900	7,083,774
Micron Technology, Inc. (a)	887,300	45,713,696
Monolithic Power Systems, Inc.	18,100	4,289,700
NVIDIA Corp.	586,700	222,893,197
NXP Semiconductors NV	537,600	61,307,904
Qualcomm, Inc.	1,600,000	145,936,000
Semiconductor Manufacturing International Corp. (a)	536,000	1,880,263
SiTime Corp.	96,300	4,565,583
SolarEdge Technologies, Inc. (a)	62,200	8,632,116
Teradyne, Inc.	246,900	20,865,519
Universal Display Corp.	189,100	28,293,142
		621,185,134
Software - 15.9%
Adobe, Inc. (a)	549,400	239,159,314
Agora, Inc. ADR (a)	9,400	415,198
Cloudflare, Inc. (a)	131,700	4,734,615
Datadog, Inc. Class A (a)	13,700	1,191,215
Elastic NV (a)	5,300	488,713
Manhattan Associates, Inc. (a)	275,600	25,961,520
Microsoft Corp.	3,056,700	622,069,014
NICE Systems Ltd. sponsored ADR (a)	51,200	9,689,088
Salesforce.com, Inc. (a)	696,862	130,543,158
		1,034,251,835
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	915,300	333,901,440

TOTAL INFORMATION TECHNOLOGY		2,499,612,277

MATERIALS - 1.3%
Chemicals - 1.3%
Albemarle Corp. U.S.	151,500	11,697,315
DuPont de Nemours, Inc.	540,700	28,727,391
Ecolab, Inc.	29,100	5,789,445
Sherwin-Williams Co.	64,600	37,329,110
		83,543,261
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	473,000	122,289,420
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	375,500	16,980,110

TOTAL REAL ESTATE		139,269,530

TOTAL COMMON STOCKS
(Cost $3,629,753,609)		6,487,493,362

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (c)(e)(f)	1,667,500	1,567,450
Health Care Technology - 0.1%
Vor Biopharma, Inc. (c)(f)	6,187,935	3,217,726

TOTAL HEALTH CARE		4,785,176

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(f)	181,657	5,690
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,504,002)		4,790,866

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.12% (g)	4,930,215	4,931,201
Fidelity Securities Lending Cash Central Fund 0.12% (g)(h)	195,745,267	195,764,841
TOTAL MONEY MARKET FUNDS
(Cost $200,696,042)		200,696,042
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $3,834,953,653)		6,692,980,270
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(208,075,366)
NET ASSETS - 100%		$6,484,904,904

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,580,392 or 0.5% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,790,866 or 0.1% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Nuvation Bio, Inc. Series A	6/17/19	$1,286,276
Vor Biopharma, Inc.	6/30/20	$3,217,726

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,806
Fidelity Securities Lending Cash Central Fund	1,120,540
Total	$1,177,346

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$989,102,723	$853,071,721	$136,031,002	$--
Consumer Discretionary	807,908,005	763,815,015	44,067,852	25,138
Consumer Staples	293,973,795	251,009,608	42,964,187	--
Energy	79,277,190	79,277,190	--	--
Financials	106,376,314	103,080,998	3,295,316	--
Health Care	1,140,153,813	1,113,084,982	22,283,655	4,785,176
Industrials	353,061,630	353,061,630	--	--
Information Technology	2,499,617,967	2,497,732,014	1,880,263	5,690
Materials	83,543,261	83,543,261	--	--
Real Estate	139,269,530	139,269,530	--	--
Money Market Funds	200,696,042	200,696,042	--	--
Total Investments in Securities:	$6,692,980,270	$6,437,641,991	$250,522,275	$4,816,004

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.7%
Cayman Islands	5.5%
Netherlands	2.6%
United Kingdom	1.8%
India	1.6%
Canada	1.0%
France	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $193,265,979) — See accompanying schedule: Unaffiliated issuers (cost $3,634,257,611)	$6,492,284,228
Fidelity Central Funds (cost $200,696,042)	200,696,042
Total Investment in Securities (cost $3,834,953,653)		$6,692,980,270
Foreign currency held at value (cost $58)		58
Receivable for investments sold		25,138
Receivable for fund shares sold		1,631,794
Dividends receivable		1,133,923
Distributions receivable from Fidelity Central Funds		81,564
Other receivables		190,295
Total assets		6,696,043,042
Liabilities
Payable for investments purchased
Regular delivery	$25,138
Delayed delivery	643,138
Payable for fund shares redeemed	8,301,852
Accrued management fee	2,818,180
Distribution and service plan fees payable	328,221
Other affiliated payables	473,565
Other payables and accrued expenses	2,803,944
Collateral on securities loaned	195,744,100
Total liabilities		211,138,138
Net Assets		$6,484,904,904
Net Assets consist of:
Paid in capital		$3,368,402,938
Total accumulated earnings (loss)		3,116,501,966
Net Assets		$6,484,904,904
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($3,752,747,120 ÷ 45,449,329 shares)		$82.57
Service Class:
Net Asset Value, offering price and redemption price per share ($822,666,621 ÷ 10,020,975 shares)		$82.09
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,278,768,485 ÷ 15,863,044 shares)		$80.61
Investor Class:
Net Asset Value, offering price and redemption price per share ($630,722,678 ÷ 7,685,337 shares)		$82.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$21,221,093
Income from Fidelity Central Funds (including $1,120,540 from security lending)		1,177,346
Total income		22,398,439
Expenses
Management fee	$15,443,792
Transfer agent fees	2,040,284
Distribution and service plan fees	1,805,028
Accounting fees	556,905
Custodian fees and expenses	36,915
Independent trustees' fees and expenses	17,949
Audit	35,078
Legal	10,626
Interest	11,887
Miscellaneous	171,500
Total expenses before reductions	20,129,964
Expense reductions	(172,208)
Total expenses after reductions		19,957,756
Net investment income (loss)		2,440,683
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	264,869,879
Fidelity Central Funds	1,586
Foreign currency transactions	23,466
Total net realized gain (loss)		264,894,931
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,599,545)	515,992,307
Assets and liabilities in foreign currencies	497
Total change in net unrealized appreciation (depreciation)		515,992,804
Net gain (loss)		780,887,735
Net increase (decrease) in net assets resulting from operations		$783,328,418

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,440,683	$10,143,028
Net realized gain (loss)	264,894,931	522,191,049
Change in net unrealized appreciation (depreciation)	515,992,804	1,069,976,572
Net increase (decrease) in net assets resulting from operations	783,328,418	1,602,310,649
Distributions to shareholders	(528,079,936)	(353,860,861)
Share transactions - net increase (decrease)	312,202,162	(229,474,297)
Total increase (decrease) in net assets	567,450,644	1,018,975,491
Net Assets
Beginning of period	5,917,454,260	4,898,478,769
End of period	$6,484,904,904	$5,917,454,260

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Growth Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$79.09	$63.12	$74.05	$59.31	$65.75	$63.48
Income from Investment Operations
Net investment income (loss)A	.06	.18	.21	.15	.12	.19
Net realized and unrealized gain (loss)	10.52	20.42	(.25)B	19.66	(.48)	4.24
Total from investment operations	10.58	20.60	(.04)	19.81	(.36)	4.43
Distributions from net investment income	(.07)	(.19)	(.18)	(.15)	(.02)	(.17)
Distributions from net realized gain	(7.04)	(4.44)	(10.72)	(4.92)	(6.06)	(1.98)
Total distributions	(7.10)C	(4.63)	(10.89)D	(5.07)	(6.08)	(2.16)E
Redemption fees added to paid in capitalA	–	–	–	–	–	–F
Net asset value, end of period	$82.57	$79.09	$63.12	$74.05	$59.31	$65.75
Total ReturnG,H,I	13.97%	34.31%	(.17)%B	35.13%	.80%	7.17%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.63%L	.63%	.63%	.64%	.64%	.64%
Expenses net of fee waivers, if any	.63%L	.62%	.63%	.64%	.64%	.64%
Expenses net of all reductions	.62%L	.62%	.62%	.63%	.64%	.64%
Net investment income (loss)	.15%L	.25%	.30%	.22%	.21%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$3,752,747	$3,441,605	$2,869,484	$3,165,086	$2,736,295	$3,045,732
Portfolio turnover rateM	57%L	47%	34%	50%	61%	63%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.20)%

 C Total distributions of $7.10 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $7.037 per share.

 D Total distributions of $10.89 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $10.715 per share.

 E Total distributions of $2.16 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $1.984 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$78.69	$62.83	$73.76	$59.10	$65.57	$63.32
Income from Investment Operations
Net investment income (loss)A	.02	.11	.14	.08	.06	.12
Net realized and unrealized gain (loss)	10.47	20.31	(.25)B	19.59	(.47)	4.22
Total from investment operations	10.49	20.42	(.11)	19.67	(.41)	4.34
Distributions from net investment income	(.05)	(.12)	(.11)	(.09)	–	(.11)
Distributions from net realized gain	(7.04)	(4.44)	(10.72)	(4.92)	(6.06)	(1.98)
Total distributions	(7.09)	(4.56)	(10.82)C	(5.01)	(6.06)	(2.09)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$82.09	$78.69	$62.83	$73.76	$59.10	$65.57
Total ReturnE,F,G	13.92%	34.17%	(.27)%B	35.00%	.71%	7.05%
Ratios to Average Net AssetsH,I
Expenses before reductions	.73%J	.73%	.73%	.74%	.74%	.74%
Expenses net of fee waivers, if any	.73%J	.72%	.73%	.74%	.74%	.74%
Expenses net of all reductions	.72%J	.72%	.72%	.73%	.74%	.74%
Net investment income (loss)	.05%J	.15%	.20%	.12%	.11%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$822,667	$745,767	$600,590	$624,381	$482,603	$527,178
Portfolio turnover rateK	57%J	47%	34%	50%	61%	63%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.30)%

 C Total distributions of $10.82 share is comprised of distributions from net investment income of $.109 and distributions from net realized gain of $10.715 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$77.43	$61.91	$72.86	$58.44	$65.01	$62.80
Income from Investment Operations
Net investment income (loss)A	(.03)	–B	.03	(.02)	(.03)	.02
Net realized and unrealized gain (loss)	10.28	20.00	(.23)C	19.36	(.48)	4.20
Total from investment operations	10.25	20.00	(.20)	19.34	(.51)	4.22
Distributions from net investment income	(.04)	(.04)	(.03)	(.06)	–	(.02)
Distributions from net realized gain	(7.04)	(4.44)	(10.72)	(4.86)	(6.06)	(1.98)
Total distributions	(7.07)D	(4.48)	(10.75)	(4.92)	(6.06)	(2.01)E
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$80.61	$77.43	$61.91	$72.86	$58.44	$65.01
Total ReturnF,G,H	13.83%	33.98%	(.43)%C	34.81%	.55%	6.90%
Ratios to Average Net AssetsI,J
Expenses before reductions	.88%K	.88%	.88%	.89%	.89%	.89%
Expenses net of fee waivers, if any	.88%K	.87%	.88%	.89%	.89%	.89%
Expenses net of all reductions	.87%K	.87%	.87%	.88%	.89%	.89%
Net investment income (loss)	(.10)%K	- %L	.05%	(.03)%	(.04)%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$1,278,768	$1,182,162	$971,010	$1,069,117	$783,297	$958,371
Portfolio turnover rateM	57%K	47%	34%	50%	61%	63%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.46)%

 D Total distributions of $7.07 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $7.037 per share.

 E Total distributions of $2.01 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $1.984 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount represents less than .005%.

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$78.66	$62.81	$73.73	$59.08	$65.55	$63.30
Income from Investment Operations
Net investment income (loss)A	.03	.12	.15	.10	.07	.13
Net realized and unrealized gain (loss)	10.47	20.30	(.23)B	19.58	(.48)	4.23
Total from investment operations	10.50	20.42	(.08)	19.68	(.41)	4.36
Distributions from net investment income	(.06)	(.13)	(.12)	(.10)	–	(.13)
Distributions from net realized gain	(7.04)	(4.44)	(10.72)	(4.92)	(6.06)	(1.98)
Total distributions	(7.09)C	(4.57)	(10.84)	(5.03)D	(6.06)	(2.11)
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$82.07	$78.66	$62.81	$73.73	$59.08	$65.55
Total ReturnF,G,H	13.94%	34.18%	(.24)%B	35.03%	.71%	7.09%
Ratios to Average Net AssetsI,J
Expenses before reductions	.70%K	.70%	.71%	.72%	.73%	.72%
Expenses net of fee waivers, if any	.70%K	.70%	.71%	.72%	.72%	.72%
Expenses net of all reductions	.70%K	.70%	.70%	.71%	.72%	.72%
Net investment income (loss)	.08%K	.17%	.22%	.14%	.12%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$630,723	$547,920	$457,395	$448,392	$291,497	$308,555
Portfolio turnover rateL	57%K	47%	34%	50%	61%	63%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.27)%

 C Total distributions of $7.09 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $7.037 per share.

 D Total distributions of $5.03 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $4.921 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $102,725 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,905,011,370
Gross unrealized depreciation	(56,325,620)
Net unrealized appreciation (depreciation)	$2,848,685,750
Tax cost	$3,844,294,520

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth Portfolio	1,654,874,655	1,850,731,397

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$367,196
Service Class 2	1,437,832
$1,805,028

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. Effective February 1, 2020, the Board approved to change the fee from .145% to .142% for Investor Class, and from .065% to .064% for all other classes. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$1,062,093.06
Service Class	231,638.06
Service Class 2	362,737.06
Investor Class	383,816.14
	$2,040,284

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Growth Portfolio	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Growth Portfolio	$45,799

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Growth Portfolio	Borrower	$14,737,417	1.21%	$11,887

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $29,137.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
VIP Growth Portfolio	$7,049

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $109,552. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $32,850 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $160,572 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,636.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$304,933,833	$207,743,506
Service Class	66,584,103	43,128,216
Service Class 2	107,140,449	69,934,259
Investor Class	49,421,551	33,054,880
Total	$528,079,936	$353,860,861

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Initial Class
Shares sold	1,534,976	1,099,064	$113,772,556	$78,545,018
Reinvestment of distributions	3,936,154	3,220,905	304,933,833	207,743,506
Shares redeemed	(3,539,377)	(6,264,206)	(258,170,383)	(444,812,741)
Net increase (decrease)	1,931,753	(1,944,237)	$160,536,006	$(158,524,217)
Service Class
Shares sold	635,501	825,622	$45,671,516	$58,366,161
Reinvestment of distributions	864,167	673,207	66,584,103	43,128,216
Shares redeemed	(955,470)	(1,581,012)	(69,511,901)	(110,959,261)
Net increase (decrease)	544,198	(82,183)	$42,743,718	$(9,464,884)
Service Class 2
Shares sold	1,268,726	1,471,839	$89,604,844	$101,254,658
Reinvestment of distributions	1,415,143	1,111,462	107,140,449	69,934,259
Shares redeemed	(2,088,100)	(2,999,804)	(146,609,873)	(206,473,143)
Net increase (decrease)	595,769	(416,503)	$50,135,420	$(35,284,226)
Investor Class
Shares sold	720,986	490,294	$52,907,866	$34,545,073
Reinvestment of distributions	641,672	516,075	49,421,551	33,054,880
Shares redeemed	(642,588)	(1,323,847)	(43,542,399)	(93,800,923)
Net increase (decrease)	720,070	(317,478)	$58,787,018	$(26,200,970)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 18% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 37% of the total outstanding shares of the Fund.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Initial Class	.63%
Actual		$1,000.00	$1,139.70	$3.35
Hypothetical-C		$1,000.00	$1,021.73	$3.17
Service Class	.73%
Actual		$1,000.00	$1,139.20	$3.88
Hypothetical-C		$1,000.00	$1,021.23	$3.67
Service Class 2.88%
Actual		$1,000.00	$1,138.30	$4.68
Hypothetical-C		$1,000.00	$1,020.49	$4.42
Investor Class	.70%
Actual		$1,000.00	$1,139.40	$3.72
Hypothetical-C		$1,000.00	$1,021.38	$3.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Growth Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2017. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Growth Portfolio

2019 Total Return % vs. Morningstar Custom Large/Mid Growth and Russell 3000 Growth:

75% beaten
25% beaten
Benchmark
Initial Class
Service Class 2
14.00
12.00
10.00
8.00
6.00
13.70
10.60
10.55
10.26
7.66
1 Year
75.0
70.0
65.0
60.0
55.0
50.0
70.8
69.5
68.6
63.5
50.3
3 Year
90.0
80.0
70.0
60.0
50.0
84.4
82.9
81.6
79.4
56.6
5 Year

% Beaten

	1 Year	3 Year	5 Year
Initial Class	55%	81%	72%
Service Class	53%	80%	70%
Service Class 2	52%	79%	68%
Investor Class	54%	80%	71%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Growth Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of Service Class 2 ranked equal to the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	11,099,447,424.890	95.490
Withheld	524,241,637.164	4.510
TOTAL	11,623,689,062.054	100.000
Donald F. Donahue
Affirmative	11,111,963,232.945	95.598
Withheld	511,725,829.109	4.402
TOTAL	11,623,689,062.054	100.000
Bettina Doulton
Affirmative	11,132,379,469.922	95.773
Withheld	491,309,592.132	4.227
TOTAL	11,623,689,062.054	100.000
Vicki L. Fuller
Affirmative	11,132,346,192.263	95.773
Withheld	491,342,869.791	4.227
TOTAL	11,623,689,062.054	100.000
Patricia L. Kampling
Affirmative	11,141,812,359.694	95.854
Withheld	481,876,702.360	4.146
TOTAL	11,623,689,062.054	100.000
Alan J. Lacy
Affirmative	11,081,103,173.144	95.332
Withheld	542,585,888.910	4.668
TOTAL	11,623,689,062.054	100.000
Ned C. Lautenbach
Affirmative	11,051,092,644.521	95.074
Withheld	572,596,417.533	4.926
TOTAL	11,623,689,062.054	100.000
Robert A. Lawrence
Affirmative	11,100,774,895.497	95.501
Withheld	522,914,166.556	4.499
TOTAL	11,623,689,062.054	100.000
Joseph Mauriello
Affirmative	11,070,909,380.371	95.244
Withheld	552,779,681.683	4.756
TOTAL	11,623,689,062.054	100.000
Cornelia M. Small
Affirmative	11,101,337,946.609	95.506
Withheld	522,351,115.445	4.494
TOTAL	11,623,689,062.054	100.000
Garnett A. Smith
Affirmative	11,082,555,490.179	95.345
Withheld	541,133,571.875	4.655
TOTAL	11,623,689,062.054	100.000
David M. Thomas
Affirmative	11,094,352,794.165	95.446
Withheld	529,336,267.889	4.554
TOTAL	11,623,689,062.054	100.000
Susan Tomasky
Affirmative	11,124,148,109.894	95.702
Withheld	499,540,952.160	4.298
TOTAL	11,623,689,062.054	100.000
Michael E. Wiley
Affirmative	11,096,957,446.084	95.468
Withheld	526,731,615.970	4.532
TOTAL	11,623,689,062.054	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	3,822,222,097.497	79.261
Against	563,324,331.002	11.682
Abstain	436,780,758.588	9.057
Broker Non-Vote	0.00	0.00
TOTAL	4,822,327,187.087	100.000
Proposal 1 reflects trust wide proposal and voting results.

VIPGRWT-SANN-0820
1.705692.122

Fidelity® Variable Insurance Products:

Overseas Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2020
Japan	15.8%
United Kingdom	12.1%
Switzerland	10.9%
France	9.5%
Netherlands	8.9%
Germany	7.9%
Sweden	7.0%
United States of America*	6.1%
Ireland	2.5%
Other	19.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2020

% of fund's net assets
Stocks	100.5
Short-Term Investments and Net Other Assets (Liabilities)	(0.5)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.8
SAP SE (Germany, Software)	2.0
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.0
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.7
Sanofi SA (France, Pharmaceuticals)	1.6
AIA Group Ltd. (Hong Kong, Insurance)	1.6
London Stock Exchange Group PLC (United Kingdom, Capital Markets)	1.3
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.3
Unilever NV (Netherlands, Personal Products)	1.2
18.4

Top Market Sectors as of June 30, 2020

% of fund's net assets
Industrials	18.4
Financials	18.4
Information Technology	17.1
Health Care	16.9
Consumer Staples	13.5
Consumer Discretionary	7.8
Materials	4.2
Communication Services	1.8
Real Estate	1.6
Energy	0.8

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.5%
	Shares	Value
Australia - 0.3%
IDP Education Ltd.	53,000	$566,551
Insurance Australia Group Ltd.	202,611	806,772
National Storage (REIT) unit	1,740,100	2,215,555
realestate.com.au Ltd.	8,258	614,791

TOTAL AUSTRALIA		4,203,669

Austria - 0.4%
Erste Group Bank AG	214,600	5,051,110
Mayr-Melnhof Karton AG	3,800	585,748

TOTAL AUSTRIA		5,636,858

Bailiwick of Jersey - 1.3%
Experian PLC	344,200	12,081,026
Glencore Xstrata PLC	392,700	836,532
Sanne Group PLC	1,001,526	7,818,242

TOTAL BAILIWICK OF JERSEY		20,735,800

Belgium - 0.9%
KBC Groep NV	223,468	12,819,445
UCB SA	7,200	833,997

TOTAL BELGIUM		13,653,442

Bermuda - 2.2%
Credicorp Ltd. (United States)	42,100	5,627,507
Genpact Ltd.	208,500	7,614,420
Haier Electronics Group Co. Ltd.	371,000	1,122,502
Hiscox Ltd.	666,900	6,516,642
Hongkong Land Holdings Ltd.	131,800	544,334
IHS Markit Ltd.	170,172	12,847,986
SmarTone Telecommunications Holdings Ltd.	1,049,000	561,686

TOTAL BERMUDA		34,835,077

Canada - 1.0%
Constellation Software, Inc.	13,970	15,773,772
Cayman Islands - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	39,500	8,520,150
SITC International Holdings Co. Ltd.	1,720,000	1,835,288
Value Partners Group Ltd.	2,224,000	1,127,710
ZTO Express (Cayman), Inc. sponsored ADR	78,600	2,885,406

TOTAL CAYMAN ISLANDS		14,368,554

China - 0.2%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	273,100	2,186,578
Yunnan Baiyao Group Co. Ltd. (A Shares)	113,900	1,512,272

TOTAL CHINA		3,698,850

Denmark - 1.5%
A.P. Moller - Maersk A/S Series A	923	1,001,975
DSV A/S	152,300	18,595,181
GN Store Nord A/S	25,700	1,369,375
Vestas Wind Systems A/S	15,900	1,628,205

TOTAL DENMARK		22,594,736

Finland - 1.0%
Kone OYJ (B Shares)	180,300	12,401,155
Nokian Tyres PLC	51,600	1,132,785
UPM-Kymmene Corp.	47,600	1,375,470

TOTAL FINLAND		14,909,410

France - 9.5%
ALTEN	86,270	7,419,559
Amundi SA (b)	112,810	8,833,920
Capgemini SA	137,520	15,751,654
Edenred SA	249,053	10,893,044
Elior SA (b)(c)	233,100	1,327,771
Kering SA	20,296	11,096,214
Legrand SA	142,100	10,797,113
LVMH Moet Hennessy Louis Vuitton SE	60,933	26,901,632
Pernod Ricard SA	76,800	12,084,186
Sanofi SA	239,015	24,375,871
SR Teleperformance SA	63,060	16,004,543
Total SA	50,642	1,933,051
Total SA rights (a)(d)	50,642	38,689

TOTAL FRANCE		147,457,247

Germany - 7.9%
adidas AG	55,664	14,675,915
Allianz SE	81,600	16,663,321
Bayer AG	147,853	10,959,391
Bertrandt AG	18,282	720,948
Delivery Hero AG (a)(b)	6,800	694,916
Deutsche Borse AG	85,900	15,542,718
Deutsche Post AG	46,007	1,689,372
Hannover Reuck SE	80,800	13,925,468
Instone Real Estate Group BV (a)(b)	56,500	1,225,121
JOST Werke AG (b)	23,700	800,140
SAP SE	222,263	31,070,038
Vonovia SE	240,100	14,723,083

TOTAL GERMANY		122,690,431

Hong Kong - 1.7%
AIA Group Ltd.	2,578,700	24,130,456
Dah Sing Banking Group Ltd.	778,400	711,060
Dah Sing Financial Holdings Ltd.	311,600	872,424

TOTAL HONG KONG		25,713,940

Hungary - 0.0%
Richter Gedeon PLC	32,800	678,510
India - 1.3%
HDFC Bank Ltd.	655,900	9,213,983
Reliance Industries Ltd. (a)	29,840	315,049
Reliance Industries Ltd.	439,800	9,920,752
Shriram Transport Finance Co. Ltd.	89,500	816,986

TOTAL INDIA		20,266,770

Indonesia - 0.4%
PT Astra International Tbk	4,009,300	1,347,192
PT Bank Rakyat Indonesia Tbk	22,773,700	4,860,890

TOTAL INDONESIA		6,208,082

Ireland - 2.5%
DCC PLC (United Kingdom)	146,050	12,179,318
Irish Residential Properties REIT PLC	541,800	860,719
Kerry Group PLC Class A	96,400	11,946,086
Linde PLC	33,800	7,169,318
United Drug PLC (United Kingdom)	809,312	7,200,237

TOTAL IRELAND		39,355,678

Italy - 1.8%
FinecoBank SpA	785,700	10,606,048
GVS SpA	120,900	1,405,852
Recordati SpA	334,500	16,704,788

TOTAL ITALY		28,716,688

Japan - 15.8%
A/S One Corp.	33,000	3,600,278
Arata Corp.	33,900	1,519,574
Astellas Pharma, Inc.	678,200	11,325,643
Curves Holdings Co. Ltd. (a)	213,300	1,159,593
Daiichikosho Co. Ltd.	16,880	504,172
Elecom Co. Ltd.	130,500	6,357,305
GMO Internet, Inc.	70,340	1,939,358
Hoya Corp.	205,400	19,517,518
Iriso Electronics Co. Ltd.	141,700	4,619,440
Kao Corp.	148,000	11,744,957
Keyence Corp.	42,312	17,645,838
KH Neochem Co. Ltd.	335,600	6,325,038
Koshidaka Holdings Co. Ltd.	213,300	821,790
Miroku Jyoho Service Co., Ltd.	170,510	3,568,906
Nitori Holdings Co. Ltd.	70,420	13,777,472
NOF Corp.	244,900	8,460,079
Olympus Corp.	525,100	10,109,485
Oracle Corp. Japan	66,900	7,881,158
ORIX Corp.	610,330	7,578,624
Otsuka Corp.	222,300	11,694,040
PALTAC Corp.	103,300	4,740,463
Paramount Bed Holdings Co. Ltd.	30,100	1,223,793
Persol Holdings Co., Ltd.	434,500	5,955,638
Recruit Holdings Co. Ltd.	368,560	12,674,852
Relo Group, Inc.	271,900	5,106,860
Renesas Electronics Corp. (a)	192,900	984,375
S Foods, Inc.	173,600	4,231,676
Shiseido Co. Ltd.	142,600	9,086,562
SMC Corp.	33,300	17,017,773
Sundrug Co. Ltd.	15,040	497,271
Suzuki Motor Corp.	202,100	6,900,929
Tokyo Electron Ltd.	33,800	8,339,940
Tsuruha Holdings, Inc.	100,400	13,808,196
Welcia Holdings Co. Ltd.	44,620	3,591,089
Zozo, Inc.	78,000	1,730,845

TOTAL JAPAN		246,040,530

Kenya - 0.4%
Safaricom Ltd.	21,075,300	5,666,892
Korea (South) - 0.4%
LG Chemical Ltd.	15,985	6,613,279
Malta - 0.1%
Kambi Group PLC (a)	92,400	2,052,628
Mexico - 0.2%
Grupo Financiero Banorte S.A.B. de CV Series O	700,900	2,431,019
Netherlands - 8.9%
ASML Holding NV (Netherlands)	83,600	30,581,983
ASR Nederland NV	41,500	1,274,734
Euronext NV (b)	67,800	6,798,467
Heineken NV (Bearer)	131,000	12,077,468
Imcd NV	160,410	15,080,863
Intertrust NV (b)	81,554	1,389,049
JDE Peet's BV	378,800	15,354,991
Koninklijke Philips Electronics NV	385,220	18,337,510
Prosus NV	42,900	3,999,890
Unilever NV	354,100	18,879,825
Wolters Kluwer NV	183,800	14,355,831

TOTAL NETHERLANDS		138,130,611

New Zealand - 0.4%
Auckland International Airport Ltd.	1,400	5,935
EBOS Group Ltd.	485,036	6,763,795

TOTAL NEW ZEALAND		6,769,730

Norway - 0.9%
Adevinta ASA Class B (a)	455,110	4,581,716
Schibsted ASA:
(A Shares)	273,300	7,121,232
(B Shares)	35,322	831,559
Skandiabanken ASA (b)	76,872	499,156
TGS Nopec Geophysical Co. ASA	35,700	516,848

TOTAL NORWAY		13,550,511

South Africa - 0.7%
Naspers Ltd. Class N	55,400	10,181,433
Spain - 0.7%
Amadeus IT Holding SA Class A	191,067	10,031,431
Prosegur Cash SA (b)	906,300	761,635
Prosegur Cash SA	16,497	13,864

TOTAL SPAIN		10,806,930

Sweden - 7.0%
Addlife AB	1,002,364	10,595,700
AddTech AB (B Shares)	204,507	8,216,975
ASSA ABLOY AB (B Shares)	531,600	10,880,520
Atlas Copco AB (A Shares)	292,700	12,464,760
Dustin Group AB (b)	117,800	640,946
EQT AB	529,633	9,500,564
Ericsson (B Shares)	160,000	1,483,129
Hexagon AB (B Shares) (a)	220,390	12,866,451
HEXPOL AB (B Shares)	132,530	981,367
Indutrade AB (a)	357,163	14,105,298
Securitas AB (B Shares)	95,100	1,281,342
Svenska Handelsbanken AB (A Shares) (a)	1,129,200	10,722,119
Swedbank AB (A Shares) (a)	168,100	2,158,552
Swedish Match Co. AB	188,500	13,250,145

TOTAL SWEDEN		109,147,868

Switzerland - 10.9%
Alcon, Inc. (a)	152,300	8,729,836
Julius Baer Group Ltd.	293,640	12,332,174
Lonza Group AG	33,990	18,004,426
Nestle SA (Reg. S)	406,730	45,094,409
Roche Holding AG (participation certificate)	124,735	43,214,383
Sika AG	86,423	16,659,975
Sonova Holding AG Class B	48,873	9,757,062
Zurich Insurance Group Ltd.	45,130	15,990,936

TOTAL SWITZERLAND		169,783,201

Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	825,600	8,842,637
United Kingdom - 12.1%
Aggreko PLC	79,242	434,780
AstraZeneca PLC (United Kingdom)	29,900	3,111,824
Auto Trader Group PLC (b)	214,100	1,393,953
Beazley PLC	1,496,800	7,604,208
BP PLC	549,763	2,106,166
Close Brothers Group PLC	42,814	586,212
Compass Group PLC	559,110	7,692,490
Cranswick PLC	188,198	8,437,036
Dechra Pharmaceuticals PLC	182,230	6,426,302
Diageo PLC	559,600	18,599,622
Diploma PLC	280,190	6,231,943
Hastings Group Holdings PLC (b)	359,600	859,079
Hilton Food Group PLC	392,469	6,146,937
Intertek Group PLC	81,110	5,467,385
James Fisher and Sons PLC	193,630	3,272,603
JTC PLC (b)	538,200	3,094,340
Keywords Studios PLC	53,900	1,210,189
Lloyds Banking Group PLC	3,253,278	1,254,986
London Stock Exchange Group PLC	196,780	20,464,175
M&G PLC	298,167	619,028
Mondi PLC	542,800	10,159,373
Prudential PLC	994,843	14,990,360
RELX PLC (London Stock Exchange)	683,900	15,846,763
Rentokil Initial PLC	1,995,800	12,602,386
Rightmove PLC	76,500	517,105
Sabre Insurance Group PLC (b)	556,141	1,819,262
Smith & Nephew PLC	500,500	9,326,136
Ultra Electronics Holdings PLC	184,600	4,570,182
Unilever PLC	57,443	3,098,537
Victrex PLC	234,014	5,668,850
Volution Group PLC	1,748,495	4,029,802

TOTAL UNITED KINGDOM		187,642,014

United States of America - 6.6%
Alphabet, Inc. Class C (a)	4,872	6,887,108
Aspen Technology, Inc. (a)	69,600	7,211,256
Becton, Dickinson & Co.	36,800	8,805,136
Black Knight, Inc. (a)	106,100	7,698,616
Boston Scientific Corp. (a)	211,600	7,429,276
Fidelity National Information Services, Inc.	55,500	7,441,995
Global Payments, Inc.	65,526	11,114,520
Intercontinental Exchange, Inc.	84,200	7,712,720
Marsh & McLennan Companies, Inc.	114,100	12,250,917
NICE Systems Ltd. sponsored ADR (a)	54,978	10,404,037
Roper Technologies, Inc.	23,800	9,240,588
Visa, Inc. Class A	31,400	6,065,538

TOTAL UNITED STATES OF AMERICA		102,261,707

TOTAL COMMON STOCKS
(Cost $1,254,715,725)		1,561,418,504

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.12% (e)	17,600,117	17,603,637
Fidelity Securities Lending Cash Central Fund 0.12% (e)(f)	1,444,198	1,444,343
TOTAL MONEY MARKET FUNDS
(Cost $19,047,561)		19,047,980
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $1,273,763,286)		1,580,466,484
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(27,218,700)
NET ASSETS - 100%		$1,553,247,784

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,137,755 or 1.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$87,130
Fidelity Securities Lending Cash Central Fund	69,376
Total	$156,506

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$28,680,214	$26,769,156	$1,911,058	$--
Consumer Discretionary	124,790,259	43,341,756	81,448,503	--
Consumer Staples	207,928,993	101,425,081	106,503,912	--
Energy	14,830,555	12,724,389	2,106,166	--
Financials	283,391,994	159,694,739	123,697,255	--
Health Care	261,318,396	130,891,237	130,427,159	--
Industrials	284,462,763	222,246,915	62,215,848	--
Information Technology	266,504,629	176,155,471	90,349,158	--
Materials	64,835,029	40,725,243	24,109,786	--
Real Estate	24,675,672	24,675,672	--	--
Money Market Funds	19,047,980	19,047,980	--	--
Total Investments in Securities:	$1,580,466,484	$957,697,639	$622,768,845	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,326,788) — See accompanying schedule: Unaffiliated issuers (cost $1,254,715,725)	$1,561,418,504
Fidelity Central Funds (cost $19,047,561)	19,047,980
Total Investment in Securities (cost $1,273,763,286)		$1,580,466,484
Cash		25,565
Foreign currency held at value (cost $25)		25
Receivable for investments sold
Regular delivery		1,823,819
Delayed delivery		7,440
Receivable for fund shares sold		253,981
Dividends receivable		4,607,154
Distributions receivable from Fidelity Central Funds		6,172
Other receivables		245,229
Total assets		1,587,435,869
Liabilities
Payable for investments purchased
Regular delivery	$3,469,684
Delayed delivery	38,689
Payable for fund shares redeemed	27,826,192
Accrued management fee	866,186
Distribution and service plan fees payable	74,953
Other affiliated payables	167,935
Other payables and accrued expenses	299,846
Collateral on securities loaned	1,444,600
Total liabilities		34,188,085
Net Assets		$1,553,247,784
Net Assets consist of:
Paid in capital		$1,244,940,425
Total accumulated earnings (loss)		308,307,359
Net Assets		$1,553,247,784
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($755,565,826 ÷ 34,430,788 shares)		$21.94
Service Class:
Net Asset Value, offering price and redemption price per share ($124,279,262 ÷ 5,691,347 shares)		$21.84
Service Class 2:
Net Asset Value, offering price and redemption price per share ($307,118,757 ÷ 14,150,888 shares)		$21.70
Investor Class:
Net Asset Value, offering price and redemption price per share ($366,283,939 ÷ 16,757,121 shares)		$21.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$16,597,158
Income from Fidelity Central Funds (including $69,376 from security lending)		156,506
Income before foreign taxes withheld		16,753,664
Less foreign taxes withheld		(1,800,340)
Total income		14,953,324
Expenses
Management fee	$5,089,138
Transfer agent fees	632,336
Distribution and service plan fees	433,696
Accounting fees	347,443
Custodian fees and expenses	100,104
Independent trustees' fees and expenses	4,940
Audit	46,952
Legal	2,537
Interest	47
Miscellaneous	50,061
Total expenses before reductions	6,707,254
Expense reductions	(156,908)
Total expenses after reductions		6,550,346
Net investment income (loss)		8,402,978
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,215,623
Fidelity Central Funds	705
Foreign currency transactions	(67,371)
Total net realized gain (loss)		2,148,957
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $22,086)	(97,763,211)
Assets and liabilities in foreign currencies	40,047
Total change in net unrealized appreciation (depreciation)		(97,723,164)
Net gain (loss)		(95,574,207)
Net increase (decrease) in net assets resulting from operations		$(87,171,229)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,402,978	$27,928,918
Net realized gain (loss)	2,148,957	7,850,060
Change in net unrealized appreciation (depreciation)	(97,723,164)	344,473,008
Net increase (decrease) in net assets resulting from operations	(87,171,229)	380,251,986
Distributions to shareholders	(7,530,185)	(82,595,455)
Share transactions - net increase (decrease)	(65,506,640)	7,596,820
Total increase (decrease) in net assets	(160,208,054)	305,253,351
Net Assets
Beginning of period	1,713,455,838	1,408,202,487
End of period	$1,553,247,784	$1,713,455,838

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Overseas Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.13	$19.13	$22.87	$17.81	$19.08	$18.70
Income from Investment Operations
Net investment income (loss)A	.12	.40	.36	.31	.28	.29
Net realized and unrealized gain (loss)	(1.21)	4.74	(3.75)	5.08	(1.25)	.38
Total from investment operations	(1.09)	5.14	(3.39)	5.39	(.97)	.67
Distributions from net investment income	–B	(.38)	(.35)	(.31)	(.27)	(.27)
Distributions from net realized gain	(.10)	(.77)	–	(.02)	(.03)	(.02)
Total distributions	(.10)	(1.14)C	(.35)	(.33)	(.30)	(.29)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$21.94	$23.13	$19.13	$22.87	$17.81	$19.08
Total ReturnD,E,F	(4.72)%	27.77%	(14.81)%	30.28%	(5.06)%	3.62%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.79%	.79%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.79%I	.79%	.79%	.80%	.80%	.80%
Expenses net of all reductions	.77%I	.78%	.78%	.78%	.80%	.80%
Net investment income (loss)	1.16%I	1.87%	1.59%	1.46%	1.56%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$755,566	$826,554	$662,011	$822,994	$702,946	$758,522
Portfolio turnover rateJ	45%I	38%	40%	35%	102%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $1.14 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.765 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.03	$19.05	$22.77	$17.74	$19.00	$18.63
Income from Investment Operations
Net investment income (loss)A	.11	.37	.33	.28	.27	.27
Net realized and unrealized gain (loss)	(1.20)	4.73	(3.72)	5.05	(1.24)	.37
Total from investment operations	(1.09)	5.10	(3.39)	5.33	(.97)	.64
Distributions from net investment income	–	(.36)	(.33)	(.28)	(.25)	(.25)
Distributions from net realized gain	(.10)	(.77)	–	(.02)	(.03)	(.02)
Total distributions	(.10)	(1.12)B	(.33)	(.30)	(.29)C	(.27)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$21.84	$23.03	$19.05	$22.77	$17.74	$19.00
Total ReturnE,F,G	(4.76)%	27.67%	(14.88)%	30.10%	(5.12)%	3.49%
Ratios to Average Net AssetsH,I
Expenses before reductions	.89%J	.89%	.89%	.90%	.90%	.90%
Expenses net of fee waivers, if any	.89%J	.89%	.89%	.90%	.90%	.90%
Expenses net of all reductions	.87%J	.88%	.88%	.88%	.90%	.90%
Net investment income (loss)	1.06%J	1.77%	1.49%	1.36%	1.46%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$124,279	$134,648	$114,094	$141,047	$118,444	$138,766
Portfolio turnover rateK	45%J	38%	40%	35%	102%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.12 per share is comprised of distributions from net investment income of $.358 and distributions from net realized gain of $.765 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.253 and distributions from net realized gain of $.032 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.90	$18.95	$22.66	$17.65	$18.92	$18.55
Income from Investment Operations
Net investment income (loss)A	.09	.34	.30	.25	.24	.24
Net realized and unrealized gain (loss)	(1.19)	4.71	(3.71)	5.04	(1.25)	.38
Total from investment operations	(1.10)	5.05	(3.41)	5.29	(1.01)	.62
Distributions from net investment income	–	(.33)	(.30)	(.26)	(.23)	(.23)
Distributions from net realized gain	(.10)	(.77)	–	(.02)	(.03)	(.02)
Total distributions	(.10)	(1.10)	(.30)	(.28)	(.26)	(.25)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$21.70	$22.90	$18.95	$22.66	$17.65	$18.92
Total ReturnC,D,E	(4.85)%	27.50%	(15.06)%	29.99%	(5.32)%	3.35%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.04%	1.04%	1.05%	1.05%	1.05%
Expenses net of fee waivers, if any	1.04%H	1.04%	1.04%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.02%H	1.03%	1.03%	1.03%	1.05%	1.05%
Net investment income (loss)	.91%H	1.62%	1.34%	1.21%	1.31%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$307,119	$331,113	$291,392	$361,446	$302,443	$345,818
Portfolio turnover rateI	45%H	38%	40%	35%	102%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.05	$19.06	$22.79	$17.75	$19.02	$18.64
Income from Investment Operations
Net investment income (loss)A	.11	.38	.34	.29	.27	.27
Net realized and unrealized gain (loss)	(1.20)	4.74	(3.74)	5.06	(1.25)	.39
Total from investment operations	(1.09)	5.12	(3.40)	5.35	(.98)	.66
Distributions from net investment income	–B	(.36)	(.33)	(.29)	(.26)	(.26)
Distributions from net realized gain	(.10)	(.77)	–	(.02)	(.03)	(.02)
Total distributions	(.10)	(1.13)	(.33)	(.31)	(.29)	(.28)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$21.86	$23.05	$19.06	$22.79	$17.75	$19.02
Total ReturnC,D,E	(4.75)%	27.74%	(14.90)%	30.18%	(5.14)%	3.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	.87%H	.87%	.87%	.88%	.88%	.88%
Expenses net of fee waivers, if any	.87%H	.87%	.87%	.88%	.88%	.88%
Expenses net of all reductions	.85%H	.86%	.86%	.86%	.88%	.88%
Net investment income (loss)	1.08%H	1.79%	1.51%	1.38%	1.48%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$366,284	$421,140	$340,705	$445,429	$303,787	$315,254
Portfolio turnover rateI	45%H	38%	40%	35%	102%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $28,740 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$371,999,520
Gross unrealized depreciation	(75,383,089)
Net unrealized appreciation (depreciation)	$296,616,431
Tax cost	$1,283,850,053

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
VIP Overseas Portfolio	348,625,712	377,824,365

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$60,778
Service Class 2	372,918
$433,696

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. Effective February 1, 2020, the Board approved to change the fee from .145% to .142% for Investor Class, and from .065% to .064% for all other classes. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$238,317.06
Service Class	38,293.06
Service Class 2	93,984.06
Investor Class	261,742.14
	$632,336

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Overseas Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Overseas Portfolio	$1,667

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Overseas Portfolio	Borrower	$5,921,000.28%		$47

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
VIP Overseas Portfolio	$1,995

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $153,550 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,358.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$3,734,885	$39,313,910
Service Class	593,168	6,672,484
Service Class 2	1,366,506	16,547,564
Investor Class	1,835,626	20,061,497
Total	$7,530,185	$82,595,455

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Initial Class
Shares sold	5,040,487	6,754,504	$104,153,671	$144,874,699
Reinvestment of distributions	160,709	1,927,663	3,734,885	39,313,910
Shares redeemed	(6,501,799)	(7,563,955)	(133,987,593)	(161,041,185)
Net increase (decrease)	(1,300,603)	1,118,212	$(26,099,037)	$23,147,424
Service Class
Shares sold	341,754	437,947	$7,354,995	$9,216,435
Reinvestment of distributions	25,645	329,796	593,168	6,672,484
Shares redeemed	(523,603)	(910,822)	(10,712,109)	(19,274,934)
Net increase (decrease)	(156,204)	(143,079)	$(2,763,946)	$(3,386,015)
Service Class 2
Shares sold	715,034	690,561	$14,447,433	$14,157,013
Reinvestment of distributions	59,388	825,053	1,366,506	16,547,564
Shares redeemed	(1,083,529)	(2,432,181)	(22,668,294)	(51,165,435)
Net increase (decrease)	(309,107)	(916,567)	$(6,854,355)	$(20,460,858)
Investor Class
Shares sold	1,960,742	2,445,080	$39,946,450	$51,998,485
Reinvestment of distributions	79,293	988,426	1,835,626	20,061,497
Shares redeemed	(3,555,305)	(3,033,412)	(71,571,378)	(63,763,713)
Net increase (decrease)	(1,515,270)	400,094	$(29,789,302)	$8,296,269

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 18% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 33% of the total outstanding shares of the Fund.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Initial Class	.79%
Actual		$1,000.00	$952.80	$3.84
Hypothetical-C		$1,000.00	$1,020.93	$3.97
Service Class	.89%
Actual		$1,000.00	$952.40	$4.32
Hypothetical-C		$1,000.00	$1,020.44	$4.47
Service Class 2	1.04%
Actual		$1,000.00	$951.50	$5.05
Hypothetical-C		$1,000.00	$1,019.69	$5.22
Investor Class	.87%
Actual		$1,000.00	$952.50	$4.22
Hypothetical-C		$1,000.00	$1,020.54	$4.37

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Overseas Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in December 2016. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

VIP Overseas Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Overseas Portfolio

The Board considered that effective August 1, 2014, the fund's individual fund fee rate was reduced from 0.450% to 0.424%. The Board considered that the chart below reflects the fund's lower management fee rate for 2014, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of Service Class 2 ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees and that excluding 12b-1 fees of both the class and the competitor classes, the total expense ratio of Service Class 2 ranked below the median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	11,099,447,424.890	95.490
Withheld	524,241,637.164	4.510
TOTAL	11,623,689,062.054	100.000
Donald F. Donahue
Affirmative	11,111,963,232.945	95.598
Withheld	511,725,829.109	4.402
TOTAL	11,623,689,062.054	100.000
Bettina Doulton
Affirmative	11,132,379,469.922	95.773
Withheld	491,309,592.132	4.227
TOTAL	11,623,689,062.054	100.000
Vicki L. Fuller
Affirmative	11,132,346,192.263	95.773
Withheld	491,342,869.791	4.227
TOTAL	11,623,689,062.054	100.000
Patricia L. Kampling
Affirmative	11,141,812,359.694	95.854
Withheld	481,876,702.360	4.146
TOTAL	11,623,689,062.054	100.000
Alan J. Lacy
Affirmative	11,081,103,173.144	95.332
Withheld	542,585,888.910	4.668
TOTAL	11,623,689,062.054	100.000
Ned C. Lautenbach
Affirmative	11,051,092,644.521	95.074
Withheld	572,596,417.533	4.926
TOTAL	11,623,689,062.054	100.000
Robert A. Lawrence
Affirmative	11,100,774,895.497	95.501
Withheld	522,914,166.556	4.499
TOTAL	11,623,689,062.054	100.000
Joseph Mauriello
Affirmative	11,070,909,380.371	95.244
Withheld	552,779,681.683	4.756
TOTAL	11,623,689,062.054	100.000
Cornelia M. Small
Affirmative	11,101,337,946.609	95.506
Withheld	522,351,115.445	4.494
TOTAL	11,623,689,062.054	100.000
Garnett A. Smith
Affirmative	11,082,555,490.179	95.345
Withheld	541,133,571.875	4.655
TOTAL	11,623,689,062.054	100.000
David M. Thomas
Affirmative	11,094,352,794.165	95.446
Withheld	529,336,267.889	4.554
TOTAL	11,623,689,062.054	100.000
Susan Tomasky
Affirmative	11,124,148,109.894	95.702
Withheld	499,540,952.160	4.298
TOTAL	11,623,689,062.054	100.000
Michael E. Wiley
Affirmative	11,096,957,446.084	95.468
Withheld	526,731,615.970	4.532
TOTAL	11,623,689,062.054	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	1,099,059,801.392	79.845
Against	160,601,995.813	11.668
Abstain	116,825,222.406	8.487
Broker Non-Vote	0.00	0.00
TOTAL	1,376,487,019.611	100.000
Proposal 1 reflects trust wide proposal and voting results.

VIPOVRS-SANN-0820
1.705696.122

Fidelity® Variable Insurance Products:

Floating Rate High Income Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
Intelsat Jackson Holdings SA	2.9
Bass Pro Shops LLC.	2.4
Asurion LLC	1.5
Ultimate Software Group, Inc.	1.3
MA FinanceCo. LLC	1.3
9.4

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Technology	15.1
Telecommunications	9.0
Services	8.0
Energy	5.7
Gaming	5.5

Quality Diversification (% of fund's net assets)

As of June 30, 2020
BBB	3.9%
BB	22.4%
B	57.2%
CCC,CC,C	6.8%
D	0.1%
Not Rated	5.3%
Short-Term Investments and Net Other Assets	4.3%

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are notavailable, we have used S&P® ratings. All ratings are as of the date indicated and do notreflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
Bank Loan Obligations	89.5%
Nonconvertible Bonds	6.1%
Common Stocks	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

 * Foreign investments - 11.9%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 89.5%
	Principal Amount	Value
Aerospace - 1.5%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.6501% 1/20/27 (a)(b)(c)	$364,088	$346,338
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.43% 6/19/26 (a)(b)(c)	248,125	196,252
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4283% 5/30/25 (a)(b)(c)	413,261	370,129
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4282% 12/9/25 (a)(b)(c)	960,874	862,039
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/30/25 (a)(b)(c)	671,471	577,881
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (a)(b)(c)	120,000	88,800

TOTAL AEROSPACE		2,441,439

Air Transportation - 1.1%
Delta Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 4/29/23 (a)(b)(c)	125,000	122,423
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 4/8/26 (a)(b)(c)	329,191	280,224
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 4/8/26 (a)(b)(c)	176,984	150,658
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/12/24 (a)(b)(c)	190,000	185,725
Mileage Plus Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6/25/27 (a)(b)(c)(d)	570,000	565,486
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.822% 10/5/24 (a)(b)(c)	117,241	109,327
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (a)(b)(c)	441,902	353,155

TOTAL AIR TRANSPORTATION		1,766,998

Automotive & Auto Parts - 0.7%
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4375% 6/29/26 (a)(b)(c)	212,813	202,970
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 11/27/20 (a)(b)(c)	146,640	106,864
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 11/27/21 (a)(b)(c)	500,000	80,000
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9375% 2/1/26 (a)(b)(c)	362,940	354,320
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.44% 4/18/25 (a)(b)(c)	355,397	348,289

TOTAL AUTOMOTIVE & AUTO PARTS		1,092,443

Banks & Thrifts - 0.7%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.8064% 9/30/24 (a)(b)(c)	477,597	456,105
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9282% 2/27/26 (a)(b)(c)	492,836	478,460
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9365% 7/1/26 (a)(b)(c)	141,525	137,014

TOTAL BANKS & THRIFTS		1,071,579

Broadcasting - 1.3%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6783% 8/15/25 (a)(b)(c)	70,077	67,857
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.43% 8/24/26 (a)(b)(c)	1,238,131	1,004,434
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.8125% 12/18/24 (a)(b)(c)	460,965	434,229
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9226% 9/19/26 (a)(b)(c)	572,526	543,390

TOTAL BROADCASTING		2,049,910

Building Materials - 1.2%
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6783% 10/1/26 (a)(b)(c)	557,038	535,915
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9282% 6/1/25 (a)(b)(c)	138,758	133,728
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.31% 1/4/27 (a)(b)(c)	363,136	348,611
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 2/28/27 (a)(b)(c)	354,113	336,187
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 9/27/24 (a)(b)(c)	193,882	160,679
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5% 5/21/26 (a)(b)(c)(e)	448,418	437,207

TOTAL BUILDING MATERIALS		1,952,327

Cable/Satellite TV - 3.9%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.93% 2/1/27 (a)(b)(c)	1,447,160	1,389,462
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4282% 1/31/28 (a)(b)(c)	1,075,000	1,019,240
CSC Holdings LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4348% 1/15/26 (a)(b)(c)	987,500	932,309
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1848% 10/22/26 (a)(b)(c)	455,000	450,450
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4348% 7/17/25 (a)(b)(c)	923,346	871,408
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6848% 1/31/28 (a)(b)(c)	375,000	357,281
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (a)(b)(c)	1,317,544	1,252,221

TOTAL CABLE/SATELLITE TV		6,272,371

Capital Goods - 0.5%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1783% 10/1/25 (a)(b)(c)	344,660	327,427
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.4619% 11/15/26 (a)(b)(c)	85,000	71,506
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9619% 11/15/25 (a)(b)(c)	285,650	258,870
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6/30/27 (a)(b)(c)(d)	190,000	186,200

TOTAL CAPITAL GOODS		844,003

Chemicals - 1.6%
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1783% 1/31/26 (a)(b)(c)	209,301	199,010
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.94% 7/1/26 (a)(b)(c)	262,350	255,135
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.8079% 3/1/26 (a)(b)(c)	265,901	252,938
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.6875% 10/11/24 (a)(b)(c)	402,512	369,305
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27 (a)(b)(c)	250,000	243,333
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1879% 10/1/25 (a)(b)(c)	781,669	731,510
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.93% 4/3/25 (a)(b)(c)	372,534	350,647
Thermon Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/30/24 (a)(b)(c)	189,405	180,882

TOTAL CHEMICALS		2,582,760

Consumer Products - 1.2%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1782% 6/11/26 (a)(b)(c)	207,294	200,211
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1418% 6/11/26 (a)(b)(c)(f)	40,963	39,563
Bombardier Recreational Products, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 5/24/27 (a)(b)(c)	375,000	377,186
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 3.1938% 6/15/25 (a)(b)(c)	191,099	94,833
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4282% 12/12/26 (a)(b)(c)	1,368,125	1,302,004

TOTAL CONSUMER PRODUCTS		2,013,797

Containers - 3.2%
Anchor Glass Container Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.1205% 12/7/23 (a)(b)(c)	530,832	396,134
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.8625% 7/31/25 (a)(b)(c)	357,700	327,296
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1814% 11/7/25 (a)(b)(c)	397,972	376,084
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1766% 10/1/22 (a)(b)(c)	132,699	129,020
Tranche X 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1766% 1/19/24 (a)(b)(c)	322,241	312,748
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1766% 7/1/26 (a)(b)(c)	354,121	337,743
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5614% 4/3/24 (a)(b)(c)	485,000	434,279
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9282% 12/21/26 (a)(b)(c)	124,688	119,700
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 5/16/24 (a)(b)(c)	122,297	116,732
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 5/16/24 (a)(b)(c)	441,472	421,544
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (a)(b)(c)	123,422	116,016
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1782% 7/31/26 (a)(b)(c)	248,750	239,317
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 1/30/27 (a)(b)(c)	693,263	666,891
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9283% 2/5/23 (a)(b)(c)	1,339,025	1,275,957

TOTAL CONTAINERS		5,269,461

Diversified Financial Services - 2.6%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (a)(b)(c)	44,488	42,236
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6783% 2/13/27 (a)(b)(c)	373,125	356,069
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 10/15/26 (a)(b)(c)	373,125	261,188
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (a)(b)(c)	201,591	167,897
CDS Canada 4 LP term loan 1 month U.S. LIBOR + 4.000% 5% 6/5/21 (a)(b)(c)(e)	29,059	29,059
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2% 8/9/25 (a)(b)(c)	111,252	92,988
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5653% 3/1/25 (a)(b)(c)	657,587	629,916
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (a)(b)(c)	291,803	248,397
RPI 2019 Intermediate Finance Trust:
Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.6782% 2/11/25 (a)(b)(c)(e)	609,375	589,570
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 2/11/27 (a)(b)(c)	825,401	802,703
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9283% 2/11/27 (a)(b)(c)	844,342	816,200
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 11/16/26 (a)(b)(c)	189,661	181,068

TOTAL DIVERSIFIED FINANCIAL SERVICES		4,217,291

Energy - 4.4%
Apro LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 11/14/26 (a)(b)(c)	298,666	291,946
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.9282% 11/3/25 (a)(b)(c)	454,166	292,937
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(b)(c)	616,741	440,970
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.19% 5/21/25 (a)(b)(c)	218,318	146,138
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.43% 11/18/24 (a)(b)(c)	341,250	328,027
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (a)(b)(c)	1,532,333	68,955
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/22 (a)(b)(c)	675,000	230,344
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 5/29/27 (a)(b)(c)	200,000	196,500
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 0% 6/9/24 (a)(b)(c)	375,000	215,089
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(b)(c)	312,638	296,355
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 3/28/24 (a)(b)(c)	421,897	402,912
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6938% 5/7/25 (a)(b)(c)	769,662	696,544
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4282% 3/31/25 (a)(b)(c)	483,794	447,510
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (a)(b)(c)	94,010	85,550
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (a)(b)(c)	227,706	213,285
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.37% 3/1/26 (a)(b)(c)	415,000	316,782
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (a)(b)(c)(g)	1,300,000	3,250
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4295% 7/18/25 (a)(b)(c)	562,885	375,900
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (a)(b)(c)	192,225	123,024
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/11/27 (a)(b)(c)	420,000	410,374
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1782% 5/22/26 (a)(b)(c)	289,907	256,568
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9336% 10/15/26 (a)(b)(c)	124,688	117,206
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.3125% 11/14/25 (a)(b)(c)	571,300	548,448
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (a)(b)(c)	182,028	176,567
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5579% 1/23/27 (a)(b)(c)	249,375	239,400
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (a)(b)(c)	298,700	285,259

TOTAL ENERGY		7,205,840

Entertainment/Film - 0.9%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.8079% 2/10/27 (a)(b)(c)	997,342	944,154
CDS U.S. Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.5% 7/8/22 (a)(b)(c)	249,361	111,277
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.2713% 1/23/25 (a)(b)(c)	402,987	354,629

TOTAL ENTERTAINMENT/FILM		1,410,060

Environmental - 0.5%
ADS Waste Holdings, Inc. term loan 3 month U.S. LIBOR + 2.250% 3% 11/10/23 (a)(b)(c)	237,136	234,039
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 2/8/26 (a)(b)(c)	300,090	270,831
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9282% 12/20/24 (a)(b)(c)	278,300	269,372

TOTAL ENVIRONMENTAL		774,242

Food & Drug Retail - 2.5%
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 12/6/24 (a)(b)(c)	492,069	467,466
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (a)(b)(c)	365,625	363,113
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9% 5/31/24 (a)(b)(c)	1,350,938	1,337,428
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4282% 1/30/27 (a)(b)(c)	490,000	459,684
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 5/1/26 (a)(b)(c)	648,019	617,510
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (a)(b)(c)	226,592	156,802
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6% 11/25/20 (a)(b)(c)	8,743	8,525
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (a)(b)(c)	728,186	712,486

TOTAL FOOD & DRUG RETAIL		4,123,014

Food/Beverage/Tobacco - 1.7%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6848% 10/1/25 (a)(b)(c)	147,750	142,979
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (a)(b)(c)	242,372	235,707
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/7/23 (a)(b)(c)	1,208,391	1,159,306
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (a)(b)(c)	245,194	229,666
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.9282% 6/20/25 (a)(b)(c)	247,500	240,075
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.75% 6/30/22 (a)(b)(c)	250,467	245,457
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 3/31/22 (a)(b)(c)	459,048	449,486
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 9/13/26 (a)(b)(c)	122,819	114,094

TOTAL FOOD/BEVERAGE/TOBACCO		2,816,770

Gaming - 5.3%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/1/23 (a)(b)(c)	226,690	192,686
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (a)(b)(c)	193,983	168,829
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (a)(b)(c)	95,000	94,050
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 9/15/23 (a)(b)(c)	231,009	216,642
Caesars Growth Properties Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6/19/25 (a)(b)(c)(d)	1,220,000	1,144,519
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9283% 12/22/24 (a)(b)(c)	817,194	724,492
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 8/8/21 (a)(b)(c)	197,652	191,376
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (a)(b)(c)	559,633	507,727
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.25% 4/17/24 (a)(b)(c)	214,039	212,301
Gaming VC Holdings SA Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3076% 3/16/24 (a)(b)(c)	196,398	190,015
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (a)(b)(c)	482,500	434,650
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (a)(b)(c)	1,266,284	1,000,364
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6783% 5/29/26 (a)(b)(c)	329,351	312,883
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (a)(b)(c)	496,856	461,937
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.072% 12/10/24 (a)(b)(c)	975,000	972,563
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 7/10/25 (a)(b)(c)	581,325	577,232
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (a)(b)(c)	993,478	901,581
Twin River Worldwide Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (a)(b)(c)	280,000	287,000

TOTAL GAMING		8,590,847

Healthcare - 4.2%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/11/26 (a)(b)(c)	488,775	480,832
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.1783% 6/22/24 (a)(b)(c)	508,457	476,679
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2382% 12/13/26 (a)(b)(c)	635,000	616,744
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/4/27 (a)(b)(c)(d)	1,250,000	1,189,588
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.6125% 8/31/26 (a)(b)(c)	226,344	204,275
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.6125% 8/30/27 (a)(b)(c)	180,000	155,475
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5038% 8/31/26 (a)(b)(c)(f)	56,716	51,186
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (a)(b)(c)	645,237	612,169
Pathway Vet Alliance LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 3/31/27 (a)(b)(c)(d)	22,549	21,873
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 3/31/27 (a)(b)(c)(d)	277,451	269,127
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9283% 11/16/25 (a)(b)(c)	346,655	324,077
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/31/24 (a)(b)(c)	0	0
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (a)(b)(c)	529,462	466,117
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1782% 6/13/26 (a)(b)(c)	991,315	951,523
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.19% 6/1/25 (a)(b)(c)	98,856	95,928
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.8184% 2/11/26 (a)(b)(c)	573,969	554,838
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 12/1/24 (a)(b)(c)	365,625	349,402

TOTAL HEALTHCARE		6,819,833

Homebuilders/Real Estate - 0.8%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9282% 1/30/27 (a)(b)(c)	474,134	445,449
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (a)(b)(c)	120,000	126,000
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	438,873	371,124
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	24,753	20,932
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.94% 12/22/24 (a)(b)(c)	443,182	412,106

TOTAL HOMEBUILDERS/REAL ESTATE		1,375,611

Hotels - 1.4%
Aimbridge Acquisition Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9282% 2/1/26 (a)(b)(c)	171,775	148,586
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1783% 11/30/23 (a)(b)(c)	490,557	463,576
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 8/31/25 (a)(b)(c)	555,429	520,021
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6.072% 5/29/26 (a)(b)(c)	635,200	415,408
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.072% 5/28/27 (a)(b)(c)	250,000	71,000
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4283% 5/31/25 (a)(b)(c)	491,250	455,173
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 5/30/25 (a)(b)(c)	202,914	191,145

TOTAL HOTELS		2,264,909

Insurance - 3.9%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9283% 5/10/25 (a)(b)(c)	205,655	194,486
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.44% 5/9/25 (a)(b)(c)	495,000	470,869
AmeriLife Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4% 3/18/27 (a)(b)(c)(f)	39,205	37,195
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1726% 3/18/27 (a)(b)(c)	305,795	290,123
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 1/25/24 (a)(b)(c)	686,365	665,561
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 11/3/23 (a)(b)(c)	1,113,692	1,075,638
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 3.1783% 8/4/22 (a)(b)(c)	593,171	576,367
3 month U.S. LIBOR + 6.500% 6.6783% 8/4/25 (a)(b)(c)	770,000	764,225
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.0202% 4/25/25 (a)(b)(c)	1,665,305	1,580,658
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.3079% 12/2/26 (a)(b)(c)	124,375	120,541
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.3079% 5/16/24 (a)(b)(c)	593,815	562,343

TOTAL INSURANCE		6,338,006

Leisure - 2.3%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 5/13/26 (a)(b)(c)	129,675	127,082
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6848% 1/4/26 (a)(b)(c)	176,190	173,768
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 6/29/25 (a)(b)(c)(d)	255,000	245,438
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.322% 2/28/25 (a)(b)(c)	832,494	623,196
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(b)(c)	705,522	669,809
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.072% 9/8/24 (a)(b)(c)	115,000	76,798
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.072% 3/8/24 (a)(b)(c)	304,806	233,774
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/10/22 (a)(b)(c)	315,682	278,788
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.8079% 5/10/26 (a)(b)(c)	243,870	213,386
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9283% 7/6/24 (a)(b)(c)	456,669	436,406
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6782% 12/21/25 (a)(b)(c)	121,572	97,713
United PF Holdings LLC:
1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.3079% 12/30/26 (a)(b)(c)	355,042	313,030
3 month U.S. LIBOR + 4.000% 4.3079% 12/30/26 (a)(b)(c)	13,559	11,955
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.8079% 12/30/27 (a)(b)(c)(e)	100,000	82,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (a)(b)(c)(e)	85,000	85,000

TOTAL LEISURE		3,668,143

Metals/Mining - 0.3%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (a)(b)(c)	283,795	275,755
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/31/20 (a)(b)(c)	275,229	146,559
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (a)(b)(c)(g)	813,684	10,846

TOTAL METALS/MINING		433,160

Paper - 1.0%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/26/26 (a)(b)(c)	99,688	98,691
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4334% 12/29/23 (a)(b)(c)	636,021	606,377
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.6834% 6/29/25 (a)(b)(c)	856,204	804,831
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6/26/27 (a)(b)(c)(d)	100,000	99,750

TOTAL PAPER		1,609,649

Publishing/Printing - 0.9%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (a)(b)(c)	485,165	389,103
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (a)(b)(c)	480,916	348,732
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (a)(b)(c)	123,760	108,328
3 month U.S. LIBOR + 8.500% 8.8595% 3/13/25 (a)(b)(c)	160,000	160,400
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6783% 10/17/26 (a)(b)(c)	159,200	153,478
Scripps (E.W.) Co. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1783% 10/2/24 (a)(b)(c)	243,125	227,424

TOTAL PUBLISHING/PRINTING		1,387,465

Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.3079% 12/30/26 (a)(b)(c)	329,175	316,186
Restaurants - 1.3%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 11/19/26 (a)(b)(c)	497,500	470,635
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 9.572% 8/30/26 (a)(b)(c)	372,188	208,425
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9438% 4/3/25 (a)(b)(c)	312,938	299,247
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.6783% 3/1/26 (a)(b)(c)	370,313	240,240
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/28/21 (a)(b)(c)	488,342	407,766
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9252% 8/3/26 (a)(b)(c)	545,882	521,661

TOTAL RESTAURANTS		2,147,974

Services - 7.8%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (a)(b)(c)	390,000	403,650
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (a)(b)(c)	695,000	598,471
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (a)(b)(c)	1,499,809	1,307,564
Ancestry.com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/23 (a)(b)(c)	691,586	660,465
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 3/11/25 (a)(b)(c)	699,497	659,276
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 1/15/27 (a)(b)(c)	124,688	117,129
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4519% 6/21/24 (a)(b)(c)	728,719	664,956
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.93% 2/7/26 (a)(b)(c)	493,750	449,006
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (a)(b)(c)	316,875	312,122
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9282% 11/26/26 (a)(b)(c)	248,750	234,696
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.4366% 8/1/26 (a)(b)(c)	372,188	361,952
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 3/29/25 (a)(b)(c)	332,691	316,057
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.322% 10/5/26 (a)(b)(c)	124,063	117,859
Flexera Software LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/26/25 (a)(b)(c)	124,364	120,574
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (a)(b)(c)	270,894	255,656
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 11/21/24 (a)(b)(c)	732,413	701,022
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (a)(b)(c)	1,088,774	918,065
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (a)(b)(c)	1,567,921	1,515,662
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1782% 1/23/27 (a)(b)(c)	470,000	460,403
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(b)(c)	498,750	484,620
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (a)(b)(c)	223,549	208,274
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (a)(b)(c)	799,250	763,156
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9282% 8/29/25 (a)(b)(c)	287,583	251,037
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/15/23 (a)(b)(c)	5,962	5,246
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	62,562	59,747
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	433,877	414,352
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/14/23 (a)(b)(c)	34,038	29,954
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(b)(c)	236,903	192,780

TOTAL SERVICES		12,583,751

Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4295% 1/24/27 (a)(b)(c)	399,000	381,544
Super Retail - 4.1%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 7/2/22 (a)(b)(c)	254,222	203,060
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.072% 9/25/24 (a)(b)(c)	4,120,408	3,954,096
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 1/18/24 (a)(b)(c)(e)	41,155	0
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 6/30/23 (a)(b)(c)(e)	29,738	0
G-III Apparel Group Ltd. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 12/1/22 (a)(b)(c)	375,000	355,939
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.25% 8/19/23 (a)(b)(c)	115,494	110,947
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.0717% 8/19/22 (a)(b)(c)	560,258	264,486
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 1/26/23 (a)(b)(c)	320,567	260,194
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6783% 11/8/24 (a)(b)(c)	555,611	523,491
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (a)(b)(c)(e)(g)	180,849	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.6866% 4/16/26 (a)(b)(c)	313,995	269,250
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 5.1866% 9/12/24 (a)(b)(c)	99,000	86,955
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 5/31/25 (a)(b)(c)	610,013	570,362

TOTAL SUPER RETAIL		6,598,780

Technology - 14.7%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.0579% 8/10/25 (a)(b)(c)	982,500	323,920
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4282% 4/23/26 (a)(b)(c)	246,875	234,531
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4282% 10/2/25 (a)(b)(c)	824,956	778,552
Cabot Microelectronics Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1875% 11/15/25 (a)(b)(c)	187,229	181,144
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 10/31/26 (a)(b)(c)	243,775	235,701
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6085% 4/30/25 (a)(b)(c)	315,581	301,185
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 4/4/26 (a)(b)(c)	205,052	193,774
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9283% 11/29/24 (a)(b)(c)	366,563	313,257
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.1782% 10/16/26 (a)(b)(c)	498,750	480,670
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/25 (a)(b)(c)	510,154	483,851
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 2/1/26 (a)(b)(c)	55,000	48,950
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/9/23 (a)(b)(c)	693,411	667,984
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.0202% 1/31/24 (a)(b)(c)	132,259	128,291
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2601% 7/22/26 (a)(b)(c)	173,066	167,441
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.43% 6/1/22 (a)(b)(c)	160,477	156,884
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.4283% 3/8/26 (a)(b)(c)	45,000	41,475
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 3/8/25 (a)(b)(c)	583,100	543,887
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (a)(b)(c)	156,000	151,839
3 month U.S. LIBOR + 7.500% 8.9365% 12/1/25 (a)(b)(c)	125,000	118,156
Fastball Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.572% 1/22/27 (a)(b)(c)	60,000	55,775
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 10/1/25 (a)(b)(c)	524,458	511,740
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9283% 2/15/24 (a)(b)(c)	481,830	462,956
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/1/24 (a)(b)(c)	276,321	267,902
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6072% 9/24/26 (a)(b)(c)	248,125	240,681
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 11/1/24 (a)(b)(c)	960,000	959,405
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1788% 11/1/23 (a)(b)(c)	787,178	785,454
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (a)(b)(c)	571,222	544,803
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (a)(b)(c)	250,000	220,938
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (a)(b)(c)	150,000	146,000
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.6783% 6/21/24 (a)(b)(c)	1,743,226	1,621,200
3 month U.S. LIBOR + 2.500% 2.6783% 6/21/24 (a)(b)(c)	275,243	255,976
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 3.9336% 9/29/24 (a)(b)(c)	836,074	812,154
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (a)(b)(c)	118,750	117,919
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.822% 9/15/24 (a)(b)(c)	209,411	201,154
NAVEX TopCo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.43% 9/4/25 (a)(b)(c)	315,291	303,073
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6728% 5/1/27 (a)(b)(c)	625,000	618,750
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/3/23 (a)(b)(c)	596,211	567,145
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0101% 5/31/25 (a)(b)(c)	257,224	247,020
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4252% 8/1/25 (a)(b)(c)	235,156	225,162
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.25% 9/30/22 (a)(b)(c)	729,636	711,395
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9283% 4/16/25 (a)(b)(c)	348,441	332,869
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.9283% 4/16/25 (a)(b)(c)	244,804	233,864
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 4/16/25 (a)(b)(c)	877,286	835,247
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9283% 5/1/24 (a)(b)(c)	356,898	338,160
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6726% 9/28/24 (a)(b)(c)	632,755	610,608
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 4/4/25 (a)(b)(c)	736,711	705,069
Ultimate Software Group, Inc.:
1LN, term loan:
3 month U.S. LIBOR + 3.750% 3.9282% 5/4/26 (a)(b)(c)	813,850	787,123
3 month U.S. LIBOR + 4.000% 5/3/26 (a)(b)(c)(d)	960,000	946,954
2LN, term loan 3 month U.S. LIBOR + 6.750% 5/3/27 (a)(b)(c)(d)	350,000	355,250
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/27/23 (a)(b)(c)	97,979	90,337
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 7/2/25 (a)(b)(c)	982,513	924,181
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.4282% 7/2/26 (a)(b)(c)	290,000	284,510
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1879% 3/1/26 (a)(b)(c)	219,337	213,397
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.5579% 2/28/25 (a)(b)(c)	497,797	472,908
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 2/28/27 (a)(b)(c)	259,350	249,624
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9401% 10/11/26 (a)(b)(c)	182,952	154,778
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9401% 10/11/25 (a)(b)(c)	404,772	381,833
Xperi Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1726% 6/1/25 (a)(b)(c)	390,000	369,525
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9282% 9/30/26 (a)(b)(c)	124,375	121,732

TOTAL TECHNOLOGY		23,836,063

Telecommunications - 8.5%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9348% 7/15/25 (a)(b)(c)	485,304	458,107
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 5/22/24 (a)(b)(c)	301,242	295,970
CenturyLink, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3/15/27 (a)(b)(c)(d)	110,000	104,225
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (a)(b)(c)	249,375	233,946
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.44% 12/22/23 (a)(b)(c)	313,606	304,590
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3522% 6/15/24 (a)(b)(c)	696,754	677,217
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.93% 5/31/25 (a)(b)(c)	490,000	359,131
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (a)(b)(c)	1,970,000	1,956,466
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 8.75% 1/2/24 (a)(b)(c)	200,000	199,500
Tranche B-5, term loan 6.625% 1/2/24 (c)	1,635,000	1,631,681
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (a)(b)(c)(f)	943,786	956,177
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/4/26 (a)(b)(c)	349,125	341,793
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 3/1/27 (a)(b)(c)	317,652	299,841
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/10/24 (a)(b)(c)	140,303	131,990
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/24 (a)(b)(c)	847,396	807,144
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.93% 4/11/25 (a)(b)(c)	337,404	324,049
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (a)(b)(c)	560,808	462,667
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (a)(b)(c)	685,000	411,000
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.9283% 7/31/25 (a)(b)(c)	572,129	540,639
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8723% 1/31/26 (a)(b)(c)	489,950	468,740
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1848% 8/14/26 (a)(b)(c)	123,125	118,134
T-Mobile U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 4/1/27 (a)(b)(c)	1,085,000	1,082,656
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.68% 2/26/21 (a)(b)(c)	250,000	245,313
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9282% 5/28/27 (a)(b)(c)	235,000	223,838
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 3/9/27 (a)(b)(c)	1,311,713	1,242,087

TOTAL TELECOMMUNICATIONS		13,876,901

Utilities - 3.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/1/25 (a)(b)(c)	1,175,553	1,132,692
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/28/24 (a)(b)(c)	227,802	220,399
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (a)(b)(c)	365,277	355,005
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (a)(b)(c)	257,713	222,094
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 8/28/25 (a)(b)(c)(e)	363,962	356,683
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (a)(b)(c)	391,675	380,904
Pacific Gas & Electric Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6/18/25 (a)(b)(c)(d)	520,000	510,250
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/24/26 (a)(b)(c)	409,059	396,341
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9282% 8/13/26 (a)(b)(c)	247,500	239,147
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1825% 3/2/27 (a)(b)(c)	748,125	705,108
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9313% 12/31/25 (a)(b)(c)	562,899	542,392

TOTAL UTILITIES		5,061,015

TOTAL BANK LOAN OBLIGATIONS
(Cost $160,586,280)		145,194,142

Nonconvertible Bonds - 6.1%
Aerospace - 0.3%
TransDigm, Inc.:
6.25% 3/15/26 (h)	500,000	499,688
8% 12/15/25 (h)	40,000	42,040

TOTAL AEROSPACE		541,728

Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (h)	105,000	100,275
9.5% 5/1/25 (h)	115,000	121,900

TOTAL BROADCASTING		222,175

Cable/Satellite TV - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 2.3366% 2/1/24 (a)(b)	250,000	250,804
Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	260,000	255,801
Berry Global, Inc. 4.875% 7/15/26 (h)	500,000	507,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 4.7189% 7/15/21 (a)(b)(h)	145,000	143,913
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	150,000	151,313

TOTAL CONTAINERS		1,058,527

Diversified Financial Services - 0.2%
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (h)	250,000	265,000
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (h)	100,000	93,867

TOTAL DIVERSIFIED FINANCIAL SERVICES		358,867

Energy - 1.3%
Citgo Petroleum Corp.:
6.25% 8/15/22 (h)	385,000	382,601
7% 6/15/25 (h)	200,000	200,250
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (a)(b)(h)	735,000	654,258
Denbury Resources, Inc.:
7.75% 2/15/24 (h)	125,000	47,500
9% 5/15/21 (h)	125,000	48,438
9.25% 3/31/22 (h)	125,000	50,000
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	122,031
8.5% 10/30/25 (h)	250,000	256,250
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (h)	25,000	26,688
W&T Offshore, Inc. 9.75% 11/1/23 (h)	500,000	313,000

TOTAL ENERGY		2,101,016

Food & Drug Retail - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (h)	30,000	30,375
Gaming - 0.2%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	145,000	133,400
Scientific Games Corp. 5% 10/15/25 (h)	200,000	184,652

TOTAL GAMING		318,052

Healthcare - 0.9%
Tenet Healthcare Corp.:
4.625% 7/15/24	375,000	367,474
5.125% 5/1/25	375,000	361,954
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (h)	125,000	127,758
7% 3/15/24 (h)	470,000	487,625
9% 12/15/25 (h)	180,000	193,898

TOTAL HEALTHCARE		1,538,709

Homebuilders/Real Estate - 0.1%
VICI Properties, Inc.:
3.5% 2/15/25 (h)	30,000	28,200
4.25% 12/1/26 (h)	45,000	43,182
4.625% 12/1/29 (h)	25,000	24,375

TOTAL HOMEBUILDERS/REAL ESTATE		95,757

Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	170,000	173,825
Leisure - 0.3%
NCL Corp. Ltd. 12.25% 5/15/24 (h)	25,000	26,149
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	25,000	24,781
10.875% 6/1/23 (h)	120,000	123,307
Studio City Co. Ltd. 7.25% 11/30/21 (h)	265,000	267,733

TOTAL LEISURE		441,970

Restaurants - 0.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (h)	250,000	250,443
Services - 0.2%
APX Group, Inc. 7.625% 9/1/23	85,000	78,200
Aramark Services, Inc. 6.375% 5/1/25 (h)	60,000	61,958
Expedia, Inc.:
6.25% 5/1/25 (h)	70,000	74,745
7% 5/1/25 (h)	25,000	25,986
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (h)	115,000	109,142

TOTAL SERVICES		350,031

Super Retail - 0.0%
Staples, Inc. 10.75% 4/15/27 (h)	125,000	76,236
Technology - 0.4%
CommScope, Inc.:
5.5% 3/1/24 (h)	125,000	126,250
6% 3/1/26 (h)	125,000	128,125
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (h)	235,000	241,548
SSL Robotics LLC 9.75% 12/31/23 (h)	150,000	160,500

TOTAL TECHNOLOGY		656,423

Telecommunications - 0.5%
Altice Financing SA 7.5% 5/15/26 (h)	225,000	235,688
SFR Group SA 7.375% 5/1/26 (h)	485,000	505,758

TOTAL TELECOMMUNICATIONS		741,446

Transportation Ex Air/Rail - 0.4%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (h)	500,000	462,429
5.25% 5/15/24 (h)	200,000	182,608

TOTAL TRANSPORTATION EX AIR/RAIL		645,037

TOTAL NONCONVERTIBLE BONDS
(Cost $10,373,800)		9,851,421
	Shares	Value

Common Stocks - 0.0%
Energy - 0.0%
Expro Holdings U.S., Inc. (e)(i)	7,968	79,680
Expro Holdings U.S., Inc. (e)(h)(i)	2,922	29,220

TOTAL ENERGY		108,900

Super Retail - 0.0%
David's Bridal, Inc. (e)	1,375	0
David's Bridal, Inc. rights (e)(i)	347	0

TOTAL SUPER RETAIL		0

TOTAL COMMON STOCKS
(Cost $272,056)		108,900
	Principal Amount	Value

Preferred Securities - 0.1%
Banks & Thrifts - 0.1%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 4.7534% (a)(b)(j)	80,000	70,600
3 month U.S. LIBOR + 3.470% 4.2301% (a)(b)(j)	80,000	72,824
TOTAL PREFERRED SECURITIES
(Cost $145,800)		143,424
	Shares	Value

Money Market Funds - 5.9%
Fidelity Cash Central Fund 0.12% (k)
(Cost $9,564,463)	9,562,550	9,564,463
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $180,942,399)		164,862,350
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(2,648,659)
NET ASSETS - 100%		$162,213,691

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $526,528 and $528,639, respectively.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,822,209 or 5.4% of net assets.

 (i) Non-income producing

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$70,347
Total	$70,347

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$--	$--	$--	$--
Energy	108,900	--	--	108,900
Bank Loan Obligations	145,194,142	--	143,614,623	1,579,519
Corporate Bonds	9,851,421	--	9,851,421	--
Preferred Securities	143,424	--	143,424	--
Money Market Funds	9,564,463	9,564,463	--	--
Total Investments in Securities:	$164,862,350	$9,564,463	$153,609,468	$1,688,419

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$1,357,733
Net Realized Gain (Loss) on Investment Securities	5,230
Net Unrealized Gain (Loss) on Investment Securities	(161,367)
Cost of Purchases	859,749
Proceeds of Sales	(152,325)
Amortization/Accretion	(228)
Transfers into Level 3	481,913
Transfers out of Level 3	(702,286)
Ending Balance	$1,688,419
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2020	$(156,981)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.1%
Luxembourg	5.9%
Canada	1.8%
France	1.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $171,377,936)	$155,297,887
Fidelity Central Funds (cost $9,564,463)	9,564,463
Total Investment in Securities (cost $180,942,399)		$164,862,350
Cash		6,612
Receivable for investments sold		3,552,064
Interest receivable		1,211,705
Distributions receivable from Fidelity Central Funds		1,098
Other receivables		9,227
Total assets		169,643,056
Liabilities
Payable for investments purchased	$7,217,222
Payable for fund shares redeemed	61,145
Accrued management fee	75,960
Other affiliated payables	20,618
Other payables and accrued expenses	54,420
Total liabilities		7,429,365
Net Assets		$162,213,691
Net Assets consist of:
Paid in capital		$186,281,085
Total accumulated earnings (loss)		(24,067,394)
Net Assets		$162,213,691
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($7,648,864 ÷ 818,418 shares)		$9.35
Investor Class:
Net Asset Value, offering price and redemption price per share ($154,564,827 ÷ 16,549,385 shares)		$9.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$5,422,509
Income from Fidelity Central Funds		70,347
Total income		5,492,856
Expenses
Management fee	$570,035
Transfer agent fees	103,808
Accounting fees and expenses	50,871
Custodian fees and expenses	26,473
Independent trustees' fees and expenses	708
Audit	35,219
Legal	142
Interest	1,347
Miscellaneous	7,135
Total expenses before reductions	795,738
Expense reductions	(4,111)
Total expenses after reductions		791,627
Net investment income (loss)		4,701,229
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,590,811)
Fidelity Central Funds	3,565
Total net realized gain (loss)		(8,587,246)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(13,132,450)
Fidelity Central Funds	(1,894)
Total change in net unrealized appreciation (depreciation)		(13,134,344)
Net gain (loss)		(21,721,590)
Net increase (decrease) in net assets resulting from operations		$(17,020,361)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,701,229	$13,192,787
Net realized gain (loss)	(8,587,246)	(931,797)
Change in net unrealized appreciation (depreciation)	(13,134,344)	10,021,251
Net increase (decrease) in net assets resulting from operations	(17,020,361)	22,282,241
Distributions to shareholders	(1,883,264)	(13,475,219)
Share transactions - net increase (decrease)	(84,884,481)	(8,952,103)
Total increase (decrease) in net assets	(103,788,106)	(145,081)
Net Assets
Beginning of period	266,001,797	266,146,878
End of period	$162,213,691	$266,001,797

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Floating Rate High Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$9.55	$9.93	$9.86	$9.34	$9.73
Income from Investment Operations
Net investment income (loss)A	.215	.505	.438	.402	.412	.400
Net realized and unrealized gain (loss)	(.644)	.325	(.452)	(.027)	.445	(.408)
Total from investment operations	(.429)	.830	(.014)	.375	.857	(.008)
Distributions from net investment income	(.071)	(.530)	(.366)	(.305)	(.337)	(.359)
Tax return of capital	–	–	–	–	–	(.023)
Total distributions	(.071)	(.530)	(.366)	(.305)	(.337)	(.382)
Net asset value, end of period	$9.35	$9.85	$9.55	$9.93	$9.86	$9.34
Total ReturnB,C,D	(4.39)%	8.79%	(.16)%	3.81%	9.18%	(.09)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.71%	.71%	.73%	.76%	.76%
Expenses net of fee waivers, if any	.74%G	.71%	.71%	.73%	.76%	.76%
Expenses net of all reductions	.74%G	.70%	.71%	.72%	.76%	.76%
Net investment income (loss)	4.61%G	5.06%	4.37%	4.01%	4.23%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$7,649	$12,292	$12,905	$6,602	$6,810	$7,326
Portfolio turnover rateH	47%G	29%	45%	68%	54%	55%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Floating Rate High Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$9.54	$9.93	$9.86	$9.34	$9.73
Income from Investment Operations
Net investment income (loss)A	.214	.502	.434	.398	.409	.394
Net realized and unrealized gain (loss)	(.654)	.335	(.461)	(.025)	.446	(.402)
Total from investment operations	(.440)	.837	(.027)	.373	.855	(.008)
Distributions from net investment income	(.070)	(.527)	(.363)	(.303)	(.335)	(.359)
Tax return of capital	–	–	–	–	–	(.023)
Total distributions	(.070)	(.527)	(.363)	(.303)	(.335)	(.382)
Net asset value, end of period	$9.34	$9.85	$9.54	$9.93	$9.86	$9.34
Total ReturnB,C,D	(4.50)%	8.88%	(.30)%	3.79%	9.16%	(.09)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.78%G	.74%	.74%	.76%	.79%	.79%
Expenses net of fee waivers, if any	.78%G	.74%	.74%	.76%	.79%	.79%
Expenses net of all reductions	.77%G	.74%	.74%	.76%	.79%	.79%
Net investment income (loss)	4.58%G	5.03%	4.33%	3.97%	4.20%	3.99%
Supplemental Data
Net assets, end of period (000 omitted)	$154,565	$253,710	$253,242	$180,482	$145,821	$106,675
Portfolio turnover rateH	47%G	29%	45%	68%	54%	55%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Floating Rate High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 108,900	Market approach	Broker quote	$10.00	Increase
		Market comparable	Enterprise Value/EBITDA multiple (EV/EBITDA)	5.3	Increase
Bank Loan Obligations	$ 1,579,519	Market approach	Par value	$100.00	Increase
			Bid price	$82.00 - $100.00 / $96.65	Increase
		Recovery value	Recovery value	0.0%	Increase
		Market comparable	Enterprise Value/EBITDA multiple (EV/EBITDA)	5.3	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$558,559
Gross unrealized depreciation	(16,308,354)
Net unrealized appreciation (depreciation)	$(15,749,795)
Tax cost	$180,612,145

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,340,730)
Long-term	(3,037,349)
Total capital loss carryforward	$(4,378,080)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Floating Rate High Income Portfolio	45,118,990	110,640,091

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$3,312.07
Investor Class	100,496.10
	$103,808

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Floating Rate High Income Portfolio	.05

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Floating Rate High Income Portfolio	Borrower	$5,979,238.39%		$1,347

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
VIP Floating Rate High Income Portfolio	$313

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,851.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $260.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$90,722	$644,638
Investor Class	1,792,542	12,830,581
Total	$1,883,264	$13,475,219

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Initial Class
Shares sold	149,875	227,187	$1,411,771	$2,266,876
Reinvestment of distributions	9,257	66,117	90,722	644,638
Shares redeemed	(588,230)	(397,435)	(5,298,554)	(3,969,146)
Net increase (decrease)	(429,098)	(104,131)	$(3,796,061)	$(1,057,632)
Investor Class
Shares sold	604,341	4,073,181	$5,845,903	$40,493,664
Reinvestment of distributions	182,856	1,316,883	1,791,992	12,826,440
Shares redeemed	(10,002,066)	(6,160,197)	(88,726,315)	(61,214,575)
Net increase (decrease)	(9,214,869)	(770,133)	$(81,088,420)	$(7,894,471)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Initial Class	.74%
Actual		$1,000.00	$956.10	$3.60
Hypothetical-C		$1,000.00	$1,021.18	$3.72
Investor Class	.78%
Actual		$1,000.00	$955.00	$3.79
Hypothetical-C		$1,000.00	$1,020.98	$3.92

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Floating Rate High Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Floating Rate High Income Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Floating Rate High Income Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

The Board further considered that FMR has contractually agreed to reimburse Initial Class and Investor Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.77% and 0.80% through April 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	11,099,447,424.890	95.490
Withheld	524,241,637.164	4.510
TOTAL	11,623,689,062.054	100.000
Donald F. Donahue
Affirmative	11,111,963,232.945	95.598
Withheld	511,725,829.109	4.402
TOTAL	11,623,689,062.054	100.000
Bettina Doulton
Affirmative	11,132,379,469.922	95.773
Withheld	491,309,592.132	4.227
TOTAL	11,623,689,062.054	100.000
Vicki L. Fuller
Affirmative	11,132,346,192.263	95.773
Withheld	491,342,869.791	4.227
TOTAL	11,623,689,062.054	100.000
Patricia L. Kampling
Affirmative	11,141,812,359.694	95.854
Withheld	481,876,702.360	4.146
TOTAL	11,623,689,062.054	100.000
Alan J. Lacy
Affirmative	11,081,103,173.144	95.332
Withheld	542,585,888.910	4.668
TOTAL	11,623,689,062.054	100.000
Ned C. Lautenbach
Affirmative	11,051,092,644.521	95.074
Withheld	572,596,417.533	4.926
TOTAL	11,623,689,062.054	100.000
Robert A. Lawrence
Affirmative	11,100,774,895.497	95.501
Withheld	522,914,166.556	4.499
TOTAL	11,623,689,062.054	100.000
Joseph Mauriello
Affirmative	11,070,909,380.371	95.244
Withheld	552,779,681.683	4.756
TOTAL	11,623,689,062.054	100.000
Cornelia M. Small
Affirmative	11,101,337,946.609	95.506
Withheld	522,351,115.445	4.494
TOTAL	11,623,689,062.054	100.000
Garnett A. Smith
Affirmative	11,082,555,490.179	95.345
Withheld	541,133,571.875	4.655
TOTAL	11,623,689,062.054	100.000
David M. Thomas
Affirmative	11,094,352,794.165	95.446
Withheld	529,336,267.889	4.554
TOTAL	11,623,689,062.054	100.000
Susan Tomasky
Affirmative	11,124,148,109.894	95.702
Withheld	499,540,952.160	4.298
TOTAL	11,623,689,062.054	100.000
Michael E. Wiley
Affirmative	11,096,957,446.084	95.468
Withheld	526,731,615.970	4.532
TOTAL	11,623,689,062.054	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	136,574,965.535	78.693
Against	20,173,814.529	11.624
Abstain	16,804,631.622	9.683
Broker Non-Vote	0.00	0.00
TOTAL	173,553,411.686	100.000
Proposal 1 reflects trust wide proposal and voting results.

VIPFHI-SANN-0820
1.9859332.106

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 20, 2020